UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class A : FCPAX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 130	1.14%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	21.55%	6.82%	7.35%
Class A (without 5.75% sales charge)	28.97%	8.09%	7.99%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	4.97%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.8
Financials	21.6
Information Technology	18.3
Consumer Discretionary	11.3
Materials	8.8
Health Care	4.5
Communication Services	4.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.5
Novo Nordisk A/S Series B	2.9
Tencent Holdings Ltd	2.5
SAP SE	2.5
ASML Holding NV	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.1
Hitachi Ltd	1.9
ABB Ltd	1.8
Keyence Corp	1.7
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913824.100    288-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class M : FEATX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 176	1.49%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	31.65%	7.75%	7.59%
Class M (without 3.50% sales charge)	36.42%	8.52%	7.97%
MSCI AC (All Country) Asia ex Japan Index	27.96%	4.61%	4.69%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	28.3
Information Technology	26.6
Communication Services	12.5
Financials	12.3
Industrials	8.6
Health Care	8.0
Energy	1.3
Real Estate	0.9
Consumer Staples	0.6
Materials	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Sea Ltd Class A ADR	7.1
PDD Holdings Inc Class A ADR	4.6
Zomato Ltd	4.1
MakeMyTrip Ltd	3.7
Meituan B Shares	3.1
HDFC Bank Ltd	3.0
Samsung Electronics Co Ltd	3.0
Alibaba Group Holding Ltd	2.8
Tencent Holdings Ltd	2.6
44.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913909.100    760-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Leaders Fund Fidelity Advisor® Value Leaders Fund Class M : FVLTX

This annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 152	1.40%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000® Value Index for the fiscal year, led by health care, especially within the health care equipment & services industry. Also hurting our result were stock selection and an underweight in industrials, primarily within the capital goods industry. Stock selection and an overweight in energy also hurt.
•The fund's non-benchmark stake in Parex Resources returned -48% and was the largest individual relative detractor. The second-largest relative detractor was an overweight in Centene (-10%). The stock was one of the fund's largest holdings this period. A non-benchmark stake in Samsung Electronics returned roughly -10% and notably hurt.
•In contrast, the biggest sector contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Stock picking in financials also boosted the fund's relative performance, along with an overweight in banks. Also bolstering our relative result was an underweight in materials.
•The top individual relative contributor was an overweight in Gen Digital (+80%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in H&R Block (+49%). Though we reduced our stake, the company was among the fund's largest holdings. An overweight in Bank of America (+63%) also helped. The company was one of our biggest holdings, but we trimmed the position this period.
•Notable changes in positioning include increased exposure to the communication services and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	13.71%	6.89%	6.22%
Class M (without 3.50% sales charge)	17.83%	7.66%	6.60%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Russell 1000® Index	38.07%	15.00%	12.75%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$32,451,832
Number of Holdings	38
Total Advisory Fee	$248,410
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Health Care	16.9
Consumer Staples	10.1
Utilities	10.0
Information Technology	9.6
Energy	9.2
Communication Services	8.4
Industrials	7.9
Consumer Discretionary	3.8
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	5.9
Comcast Corp Class A	5.3
Cigna Group/The	4.4
Kenvue Inc	4.1
Bank of America Corp	4.1
Shell PLC ADR	4.0
PG&E Corp	3.9
JPMorgan Chase & Co	3.9
H&R Block Inc	3.8
Exxon Mobil Corp	3.8
43.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913918.100    1269-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class Z : FIQPX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 98	0.82%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	37.34%	9.25%	10.15%
MSCI AC (All Country) Asia ex Japan Index	27.96%	4.61%	4.27%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	28.3
Information Technology	26.6
Communication Services	12.5
Financials	12.3
Industrials	8.6
Health Care	8.0
Energy	1.3
Real Estate	0.9
Consumer Staples	0.6
Materials	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Sea Ltd Class A ADR	7.1
PDD Holdings Inc Class A ADR	4.6
Zomato Ltd	4.1
MakeMyTrip Ltd	3.7
Meituan B Shares	3.1
HDFC Bank Ltd	3.0
Samsung Electronics Co Ltd	3.0
Alibaba Group Holding Ltd	2.8
Tencent Holdings Ltd	2.6
44.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913905.100    3274-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class M : FAERX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.28%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	20.83%	6.04%	5.33%
Class M (without 3.50% sales charge)	25.21%	6.79%	5.70%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.0
Financials	23.2
Information Technology	16.0
Health Care	13.8
Materials	9.5
Consumer Discretionary	7.0
Consumer Staples	2.3
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	3.0
Novo Nordisk A/S Series B	3.0
SAP SE	2.9
Astrazeneca PLC	2.2
Hitachi Ltd	2.2
RELX PLC	2.2
Safran SA	2.0
Compass Group PLC	2.0
Wolters Kluwer NV	2.0
Tokio Marine Holdings Inc	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913818.100    229-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class C : FAOCX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 203	1.81%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	23.56%	6.18%	5.25%
Class C	24.56%	6.18%	5.25%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.0
Financials	23.2
Information Technology	16.0
Health Care	13.8
Materials	9.5
Consumer Discretionary	7.0
Consumer Staples	2.3
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	3.0
Novo Nordisk A/S Series B	3.0
SAP SE	2.9
Astrazeneca PLC	2.2
Hitachi Ltd	2.2
RELX PLC	2.2
Safran SA	2.0
Compass Group PLC	2.0
Wolters Kluwer NV	2.0
Tokio Marine Holdings Inc	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913821.100    485-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class M : FIATX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 159	1.39%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	24.17%	7.05%	7.34%
Class M (without 3.50% sales charge)	28.67%	7.82%	7.72%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	4.97%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.8
Financials	21.6
Information Technology	18.3
Consumer Discretionary	11.3
Materials	8.8
Health Care	4.5
Communication Services	4.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.5
Novo Nordisk A/S Series B	2.9
Tencent Holdings Ltd	2.5
SAP SE	2.5
ASML Holding NV	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.1
Hitachi Ltd	1.9
ABB Ltd	1.8
Keyence Corp	1.7
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913827.100    292-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class C : FEUCX

This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 247	2.05%
What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI AC World (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Picks in industrials, primarily within the capital goods industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+227%). Although we reduced the position, the stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Hitachi (+109%). The stock was among our biggest holdings at period end. An overweight in Taiwan Semiconductor Manufacturing (+124%) also contributed. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picks in Canada and emerging markets, primarily in India, detracted from the fund's relative result.
•By sector, a notable detractor from performance versus the benchmark was stock selection in energy. Also modestly hurting our result were an overweight in industrials and an underweight in communication services. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in UnitedHealth Group (-9%). The stock was not held at period end. The second-largest relative detractor was an overweight in HDFC Bank (+18%). Another notable relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%.
•Notable changes in positioning include increased exposure to China and the United States. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to energy.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	40.03%	13.13%	8.99%
Class C	41.03%	13.13%	8.99%
MSCI ACWI (All Country World Index) Index	33.23%	11.46%	9.47%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$141,421,538
Number of Holdings	54
Total Advisory Fee	$1,161,739
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	23.1
Industrials	18.8
Consumer Discretionary	11.6
Communication Services	8.5
Health Care	7.9
Energy	3.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Meta Platforms Inc Class A	4.5
Microsoft Corp	4.0
Fiserv Inc	3.8
Apple Inc	3.6
Amazon.com Inc	3.5
Mastercard Inc Class A	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Hitachi Ltd	2.8
Visa Inc Class A	2.5
37.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913902.100    753-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class I : FIMKX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 109	0.95%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	28.53%	6.56%	5.80%
MSCI Emerging Markets Index	25.33%	3.95%	3.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.6
Information Technology	18.3
Consumer Discretionary	14.7
Communication Services	10.2
Industrials	8.7
Materials	8.0
Health Care	6.2
Consumer Staples	5.5
Energy	3.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.6
Taiwan Semiconductor Manufacturing Co Ltd	8.4
Samsung Electronics Co Ltd	5.7
Meituan B Shares	3.5
Wal-Mart de Mexico SAB de CV Series V	3.4
Haier Smart Home Co Ltd A Shares (China)	2.9
Tata Consultancy Services Ltd	2.7
China Life Insurance Co Ltd H Shares	2.7
PDD Holdings Inc Class A ADR	2.5
Credicorp Ltd	2.5
42.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913923.100    1290-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class Z : FZAEX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 94	0.82%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	28.69%	6.70%	5.95%
MSCI Emerging Markets Index	25.33%	3.95%	3.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.6
Information Technology	18.3
Consumer Discretionary	14.7
Communication Services	10.2
Industrials	8.7
Materials	8.0
Health Care	6.2
Consumer Staples	5.5
Energy	3.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.6
Taiwan Semiconductor Manufacturing Co Ltd	8.4
Samsung Electronics Co Ltd	5.7
Meituan B Shares	3.5
Wal-Mart de Mexico SAB de CV Series V	3.4
Haier Smart Home Co Ltd A Shares (China)	2.9
Tata Consultancy Services Ltd	2.7
China Life Insurance Co Ltd H Shares	2.7
PDD Holdings Inc Class A ADR	2.5
Credicorp Ltd	2.5
42.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913924.100    2530-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class I : FAOIX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 87	0.77%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	25.87%	7.35%	6.26%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.0
Financials	23.2
Information Technology	16.0
Health Care	13.8
Materials	9.5
Consumer Discretionary	7.0
Consumer Staples	2.3
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	3.0
Novo Nordisk A/S Series B	3.0
SAP SE	2.9
Astrazeneca PLC	2.2
Hitachi Ltd	2.2
RELX PLC	2.2
Safran SA	2.0
Compass Group PLC	2.0
Wolters Kluwer NV	2.0
Tokio Marine Holdings Inc	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913822.100    655-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class Z : FZABX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 80	0.72%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	24.86%	7.23%	6.49%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.9
Financials	22.5
Information Technology	15.7
Health Care	10.3
Materials	8.3
Consumer Discretionary	7.4
Energy	5.0
Consumer Staples	1.9
Communication Services	0.5
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
ASML Holding NV depository receipt	2.8
Novo Nordisk A/S Series B	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
SAP SE	2.4
Astrazeneca PLC	1.8
RELX PLC (Netherlands)	1.8
Wolters Kluwer NV	1.6
London Stock Exchange Group PLC	1.6
Shell PLC	1.6
21.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913896.100    2527-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class A : FGEAX

This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 157	1.30%
What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI AC World (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Picks in industrials, primarily within the capital goods industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+227%). Although we reduced the position, the stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Hitachi (+109%). The stock was among our biggest holdings at period end. An overweight in Taiwan Semiconductor Manufacturing (+124%) also contributed. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picks in Canada and emerging markets, primarily in India, detracted from the fund's relative result.
•By sector, a notable detractor from performance versus the benchmark was stock selection in energy. Also modestly hurting our result were an overweight in industrials and an underweight in communication services. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in UnitedHealth Group (-9%). The stock was not held at period end. The second-largest relative detractor was an overweight in HDFC Bank (+18%). Another notable relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%.
•Notable changes in positioning include increased exposure to China and the United States. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to energy.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	33.92%	12.65%	9.00%
Class A (without 5.75% sales charge)	42.09%	13.99%	9.64%
MSCI ACWI (All Country World Index) Index	33.23%	11.46%	9.47%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$141,421,538
Number of Holdings	54
Total Advisory Fee	$1,161,739
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	23.1
Industrials	18.8
Consumer Discretionary	11.6
Communication Services	8.5
Health Care	7.9
Energy	3.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Meta Platforms Inc Class A	4.5
Microsoft Corp	4.0
Fiserv Inc	3.8
Apple Inc	3.6
Amazon.com Inc	3.5
Mastercard Inc Class A	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Hitachi Ltd	2.8
Visa Inc Class A	2.5
37.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913901.100    751-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class A : FDVAX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 128	1.14%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	17.20%	5.54%	5.43%
Class A (without 5.75% sales charge)	24.35%	6.80%	6.06%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.9
Financials	22.5
Information Technology	15.7
Health Care	10.3
Materials	8.3
Consumer Discretionary	7.4
Energy	5.0
Consumer Staples	1.9
Communication Services	0.5
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
ASML Holding NV depository receipt	2.8
Novo Nordisk A/S Series B	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
SAP SE	2.4
Astrazeneca PLC	1.8
RELX PLC (Netherlands)	1.8
Wolters Kluwer NV	1.6
London Stock Exchange Group PLC	1.6
Shell PLC	1.6
21.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913897.100    731-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class C : FMCKX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 219	1.93%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	26.25%	5.42%	4.81%
Class C	27.25%	5.42%	4.81%
MSCI Emerging Markets Index	25.33%	3.95%	3.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.6
Information Technology	18.3
Consumer Discretionary	14.7
Communication Services	10.2
Industrials	8.7
Materials	8.0
Health Care	6.2
Consumer Staples	5.5
Energy	3.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.6
Taiwan Semiconductor Manufacturing Co Ltd	8.4
Samsung Electronics Co Ltd	5.7
Meituan B Shares	3.5
Wal-Mart de Mexico SAB de CV Series V	3.4
Haier Smart Home Co Ltd A Shares (China)	2.9
Tata Consultancy Services Ltd	2.7
China Life Insurance Co Ltd H Shares	2.7
PDD Holdings Inc Class A ADR	2.5
Credicorp Ltd	2.5
42.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913921.100    1288-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class I : FCPIX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 101	0.88%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	29.34%	8.38%	8.28%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	4.97%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.8
Financials	21.6
Information Technology	18.3
Consumer Discretionary	11.3
Materials	8.8
Health Care	4.5
Communication Services	4.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.5
Novo Nordisk A/S Series B	2.9
Tencent Holdings Ltd	2.5
SAP SE	2.5
ASML Holding NV	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.1
Hitachi Ltd	1.9
ABB Ltd	1.8
Keyence Corp	1.7
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913826.100    291-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Leaders Fund Fidelity Advisor® Value Leaders Fund Class I : FVLIX

This annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 98	0.90%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000® Value Index for the fiscal year, led by health care, especially within the health care equipment & services industry. Also hurting our result were stock selection and an underweight in industrials, primarily within the capital goods industry. Stock selection and an overweight in energy also hurt.
•The fund's non-benchmark stake in Parex Resources returned -48% and was the largest individual relative detractor. The second-largest relative detractor was an overweight in Centene (-10%). The stock was one of the fund's largest holdings this period. A non-benchmark stake in Samsung Electronics returned roughly -10% and notably hurt.
•In contrast, the biggest sector contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Stock picking in financials also boosted the fund's relative performance, along with an overweight in banks. Also bolstering our relative result was an underweight in materials.
•The top individual relative contributor was an overweight in Gen Digital (+80%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in H&R Block (+49%). Though we reduced our stake, the company was among the fund's largest holdings. An overweight in Bank of America (+63%) also helped. The company was one of our biggest holdings, but we trimmed the position this period.
•Notable changes in positioning include increased exposure to the communication services and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	18.40%	8.21%	7.15%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Russell 1000® Index	38.07%	15.00%	12.75%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$32,451,832
Number of Holdings	38
Total Advisory Fee	$248,410
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Health Care	16.9
Consumer Staples	10.1
Utilities	10.0
Information Technology	9.6
Energy	9.2
Communication Services	8.4
Industrials	7.9
Consumer Discretionary	3.8
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	5.9
Comcast Corp Class A	5.3
Cigna Group/The	4.4
Kenvue Inc	4.1
Bank of America Corp	4.1
Shell PLC ADR	4.0
PG&E Corp	3.9
JPMorgan Chase & Co	3.9
H&R Block Inc	3.8
Exxon Mobil Corp	3.8
43.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913919.100    1270-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class M : FGETX

This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 187	1.55%
What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI AC World (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Picks in industrials, primarily within the capital goods industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+227%). Although we reduced the position, the stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Hitachi (+109%). The stock was among our biggest holdings at period end. An overweight in Taiwan Semiconductor Manufacturing (+124%) also contributed. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picks in Canada and emerging markets, primarily in India, detracted from the fund's relative result.
•By sector, a notable detractor from performance versus the benchmark was stock selection in energy. Also modestly hurting our result were an overweight in industrials and an underweight in communication services. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in UnitedHealth Group (-9%). The stock was not held at period end. The second-largest relative detractor was an overweight in HDFC Bank (+18%). Another notable relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%.
•Notable changes in positioning include increased exposure to China and the United States. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to energy.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	36.76%	12.89%	8.97%
Class M (without 3.50% sales charge)	41.72%	13.70%	9.36%
MSCI ACWI (All Country World Index) Index	33.23%	11.46%	9.47%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$141,421,538
Number of Holdings	54
Total Advisory Fee	$1,161,739
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	23.1
Industrials	18.8
Consumer Discretionary	11.6
Communication Services	8.5
Health Care	7.9
Energy	3.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Meta Platforms Inc Class A	4.5
Microsoft Corp	4.0
Fiserv Inc	3.8
Apple Inc	3.6
Amazon.com Inc	3.5
Mastercard Inc Class A	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Hitachi Ltd	2.8
Visa Inc Class A	2.5
37.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913904.100    755-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class A : FAOAX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 120	1.06%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	18.28%	5.76%	5.30%
Class A (without 5.75% sales charge)	25.50%	7.02%	5.93%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.0
Financials	23.2
Information Technology	16.0
Health Care	13.8
Materials	9.5
Consumer Discretionary	7.0
Consumer Staples	2.3
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	3.0
Novo Nordisk A/S Series B	3.0
SAP SE	2.9
Astrazeneca PLC	2.2
Hitachi Ltd	2.2
RELX PLC	2.2
Safran SA	2.0
Compass Group PLC	2.0
Wolters Kluwer NV	2.0
Tokio Marine Holdings Inc	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913819.100    252-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class A : FAMKX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 137	1.20%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	20.83%	4.99%	4.84%
Class A (without 5.75% sales charge)	28.20%	6.24%	5.46%
MSCI Emerging Markets Index	25.33%	3.95%	3.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.6
Information Technology	18.3
Consumer Discretionary	14.7
Communication Services	10.2
Industrials	8.7
Materials	8.0
Health Care	6.2
Consumer Staples	5.5
Energy	3.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.6
Taiwan Semiconductor Manufacturing Co Ltd	8.4
Samsung Electronics Co Ltd	5.7
Meituan B Shares	3.5
Wal-Mart de Mexico SAB de CV Series V	3.4
Haier Smart Home Co Ltd A Shares (China)	2.9
Tata Consultancy Services Ltd	2.7
China Life Insurance Co Ltd H Shares	2.7
PDD Holdings Inc Class A ADR	2.5
Credicorp Ltd	2.5
42.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913920.100    1286-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class C : FADCX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 210	1.88%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	22.43%	5.95%	5.40%
Class C	23.43%	5.95%	5.40%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.9
Financials	22.5
Information Technology	15.7
Health Care	10.3
Materials	8.3
Consumer Discretionary	7.4
Energy	5.0
Consumer Staples	1.9
Communication Services	0.5
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
ASML Holding NV depository receipt	2.8
Novo Nordisk A/S Series B	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
SAP SE	2.4
Astrazeneca PLC	1.8
RELX PLC (Netherlands)	1.8
Wolters Kluwer NV	1.6
London Stock Exchange Group PLC	1.6
Shell PLC	1.6
21.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913898.100    733-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Leaders Fund Fidelity Advisor® Value Leaders Fund Class C : FVLCX

This annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 206	1.90%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000® Value Index for the fiscal year, led by health care, especially within the health care equipment & services industry. Also hurting our result were stock selection and an underweight in industrials, primarily within the capital goods industry. Stock selection and an overweight in energy also hurt.
•The fund's non-benchmark stake in Parex Resources returned -48% and was the largest individual relative detractor. The second-largest relative detractor was an overweight in Centene (-10%). The stock was one of the fund's largest holdings this period. A non-benchmark stake in Samsung Electronics returned roughly -10% and notably hurt.
•In contrast, the biggest sector contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Stock picking in financials also boosted the fund's relative performance, along with an overweight in banks. Also bolstering our relative result was an underweight in materials.
•The top individual relative contributor was an overweight in Gen Digital (+80%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in H&R Block (+49%). Though we reduced our stake, the company was among the fund's largest holdings. An overweight in Bank of America (+63%) also helped. The company was one of our biggest holdings, but we trimmed the position this period.
•Notable changes in positioning include increased exposure to the communication services and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	16.27%	7.11%	6.23%
Class C	17.27%	7.11%	6.23%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Russell 1000® Index	38.07%	15.00%	12.75%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$32,451,832
Number of Holdings	38
Total Advisory Fee	$248,410
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Health Care	16.9
Consumer Staples	10.1
Utilities	10.0
Information Technology	9.6
Energy	9.2
Communication Services	8.4
Industrials	7.9
Consumer Discretionary	3.8
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	5.9
Comcast Corp Class A	5.3
Cigna Group/The	4.4
Kenvue Inc	4.1
Bank of America Corp	4.1
Shell PLC ADR	4.0
PG&E Corp	3.9
JPMorgan Chase & Co	3.9
H&R Block Inc	3.8
Exxon Mobil Corp	3.8
43.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913917.100    1268-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class A : FEAAX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 146	1.24%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	28.89%	7.52%	7.63%
Class A (without 5.75% sales charge)	36.75%	8.81%	8.27%
MSCI AC (All Country) Asia ex Japan Index	27.96%	4.61%	4.69%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	28.3
Information Technology	26.6
Communication Services	12.5
Financials	12.3
Industrials	8.6
Health Care	8.0
Energy	1.3
Real Estate	0.9
Consumer Staples	0.6
Materials	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Sea Ltd Class A ADR	7.1
PDD Holdings Inc Class A ADR	4.6
Zomato Ltd	4.1
MakeMyTrip Ltd	3.7
Meituan B Shares	3.1
HDFC Bank Ltd	3.0
Samsung Electronics Co Ltd	3.0
Alibaba Group Holding Ltd	2.8
Tencent Holdings Ltd	2.6
44.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913906.100    756-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Leaders Fund Fidelity Advisor® Value Leaders Fund Class A : FVLAX

This annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.15%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000® Value Index for the fiscal year, led by health care, especially within the health care equipment & services industry. Also hurting our result were stock selection and an underweight in industrials, primarily within the capital goods industry. Stock selection and an overweight in energy also hurt.
•The fund's non-benchmark stake in Parex Resources returned -48% and was the largest individual relative detractor. The second-largest relative detractor was an overweight in Centene (-10%). The stock was one of the fund's largest holdings this period. A non-benchmark stake in Samsung Electronics returned roughly -10% and notably hurt.
•In contrast, the biggest sector contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Stock picking in financials also boosted the fund's relative performance, along with an overweight in banks. Also bolstering our relative result was an underweight in materials.
•The top individual relative contributor was an overweight in Gen Digital (+80%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in H&R Block (+49%). Though we reduced our stake, the company was among the fund's largest holdings. An overweight in Bank of America (+63%) also helped. The company was one of our biggest holdings, but we trimmed the position this period.
•Notable changes in positioning include increased exposure to the communication services and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	11.34%	6.66%	6.24%
Class A (without 5.75% sales charge)	18.13%	7.93%	6.87%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Russell 1000® Index	38.07%	15.00%	12.75%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$32,451,832
Number of Holdings	38
Total Advisory Fee	$248,410
Portfolio Turnover	32%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Health Care	16.9
Consumer Staples	10.1
Utilities	10.0
Information Technology	9.6
Energy	9.2
Communication Services	8.4
Industrials	7.9
Consumer Discretionary	3.8
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	5.9
Comcast Corp Class A	5.3
Cigna Group/The	4.4
Kenvue Inc	4.1
Bank of America Corp	4.1
Shell PLC ADR	4.0
PG&E Corp	3.9
JPMorgan Chase & Co	3.9
H&R Block Inc	3.8
Exxon Mobil Corp	3.8
43.2
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913916.100    1266-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class I : FERIX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 113	0.95%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	37.12%	9.11%	8.58%
MSCI AC (All Country) Asia ex Japan Index	27.96%	4.61%	4.69%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	28.3
Information Technology	26.6
Communication Services	12.5
Financials	12.3
Industrials	8.6
Health Care	8.0
Energy	1.3
Real Estate	0.9
Consumer Staples	0.6
Materials	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Sea Ltd Class A ADR	7.1
PDD Holdings Inc Class A ADR	4.6
Zomato Ltd	4.1
MakeMyTrip Ltd	3.7
Meituan B Shares	3.1
HDFC Bank Ltd	3.0
Samsung Electronics Co Ltd	3.0
Alibaba Group Holding Ltd	2.8
Tencent Holdings Ltd	2.6
44.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913908.100    759-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Overseas Fund Fidelity Advisor® Overseas Fund Class Z : FAOSX

This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 74	0.66%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	26.03%	7.47%	8.36%
MSCI EAFE Index	23.25%	6.46%	6.95%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.0
Financials	23.2
Information Technology	16.0
Health Care	13.8
Materials	9.5
Consumer Discretionary	7.0
Consumer Staples	2.3
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	3.0
Novo Nordisk A/S Series B	3.0
SAP SE	2.9
Astrazeneca PLC	2.2
Hitachi Ltd	2.2
RELX PLC	2.2
Safran SA	2.0
Compass Group PLC	2.0
Wolters Kluwer NV	2.0
Tokio Marine Holdings Inc	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913820.100    2884-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class Z : FIDZX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 87	0.76%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	29.44%	8.51%	10.38%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	6.51%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.8
Financials	21.6
Information Technology	18.3
Consumer Discretionary	11.3
Materials	8.8
Health Care	4.5
Communication Services	4.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.5
Novo Nordisk A/S Series B	2.9
Tencent Holdings Ltd	2.5
SAP SE	2.5
ASML Holding NV	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.1
Hitachi Ltd	1.9
ABB Ltd	1.8
Keyence Corp	1.7
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913825.100    2886-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class M : FTMKX

This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 164	1.43%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	23.43%	5.21%	4.80%
Class M (without 3.50% sales charge)	27.90%	5.96%	5.17%
MSCI Emerging Markets Index	25.33%	3.95%	3.46%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.6
Information Technology	18.3
Consumer Discretionary	14.7
Communication Services	10.2
Industrials	8.7
Materials	8.0
Health Care	6.2
Consumer Staples	5.5
Energy	3.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Tencent Holdings Ltd	8.6
Taiwan Semiconductor Manufacturing Co Ltd	8.4
Samsung Electronics Co Ltd	5.7
Meituan B Shares	3.5
Wal-Mart de Mexico SAB de CV Series V	3.4
Haier Smart Home Co Ltd A Shares (China)	2.9
Tata Consultancy Services Ltd	2.7
China Life Insurance Co Ltd H Shares	2.7
PDD Holdings Inc Class A ADR	2.5
Credicorp Ltd	2.5
42.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913922.100    1289-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class M : FADIX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 156	1.39%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	19.69%	5.76%	5.40%
Class M (without 3.50% sales charge)	24.03%	6.52%	5.78%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.9
Financials	22.5
Information Technology	15.7
Health Care	10.3
Materials	8.3
Consumer Discretionary	7.4
Energy	5.0
Consumer Staples	1.9
Communication Services	0.5
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
ASML Holding NV depository receipt	2.8
Novo Nordisk A/S Series B	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
SAP SE	2.4
Astrazeneca PLC	1.8
RELX PLC (Netherlands)	1.8
Wolters Kluwer NV	1.6
London Stock Exchange Group PLC	1.6
Shell PLC	1.6
21.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913900.100    735-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class I : FEUIX

This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 122	1.00%
What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI AC World (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Picks in industrials, primarily within the capital goods industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+227%). Although we reduced the position, the stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Hitachi (+109%). The stock was among our biggest holdings at period end. An overweight in Taiwan Semiconductor Manufacturing (+124%) also contributed. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picks in Canada and emerging markets, primarily in India, detracted from the fund's relative result.
•By sector, a notable detractor from performance versus the benchmark was stock selection in energy. Also modestly hurting our result were an overweight in industrials and an underweight in communication services. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in UnitedHealth Group (-9%). The stock was not held at period end. The second-largest relative detractor was an overweight in HDFC Bank (+18%). Another notable relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%.
•Notable changes in positioning include increased exposure to China and the United States. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to energy.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	42.47%	14.38%	9.98%
MSCI ACWI (All Country World Index) Index	33.23%	11.46%	9.47%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$141,421,538
Number of Holdings	54
Total Advisory Fee	$1,161,739
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.3
Financials	23.1
Industrials	18.8
Consumer Discretionary	11.6
Communication Services	8.5
Health Care	7.9
Energy	3.0
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Meta Platforms Inc Class A	4.5
Microsoft Corp	4.0
Fiserv Inc	3.8
Apple Inc	3.6
Amazon.com Inc	3.5
Mastercard Inc Class A	3.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Hitachi Ltd	2.8
Visa Inc Class A	2.5
37.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913903.100    754-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class C : FCPCX

This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 216	1.89%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	27.05%	7.28%	7.34%
Class C	28.05%	7.28%	7.34%
MSCI ACWI (All Country World Index) ex USA Index	24.55%	5.95%	4.97%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.8
Financials	21.6
Information Technology	18.3
Consumer Discretionary	11.3
Materials	8.8
Health Care	4.5
Communication Services	4.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.5
Novo Nordisk A/S Series B	2.9
Tencent Holdings Ltd	2.5
SAP SE	2.5
ASML Holding NV	2.3
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.1
Hitachi Ltd	1.9
ABB Ltd	1.8
Keyence Corp	1.7
24.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913823.100    281-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class C : FERCX

This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 232	1.97%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	34.75%	7.99%	7.64%
Class C	35.75%	7.99%	7.64%
MSCI AC (All Country) Asia ex Japan Index	27.96%	4.61%	4.69%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	28.3
Information Technology	26.6
Communication Services	12.5
Financials	12.3
Industrials	8.6
Health Care	8.0
Energy	1.3
Real Estate	0.9
Consumer Staples	0.6
Materials	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.9
Sea Ltd Class A ADR	7.1
PDD Holdings Inc Class A ADR	4.6
Zomato Ltd	4.1
MakeMyTrip Ltd	3.7
Meituan B Shares	3.1
HDFC Bank Ltd	3.0
Samsung Electronics Co Ltd	3.0
Alibaba Group Holding Ltd	2.8
Tencent Holdings Ltd	2.6
44.9
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913907.100    758-TSRA-1224

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class I : FDVIX

This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 100	0.89%
What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2014 through October 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	24.66%	7.07%	6.34%
MSCI EAFE Index	23.25%	6.46%	5.49%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.9
Financials	22.5
Information Technology	15.7
Health Care	10.3
Materials	8.3
Consumer Discretionary	7.4
Energy	5.0
Consumer Staples	1.9
Communication Services	0.5
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	2.9
ASML Holding NV depository receipt	2.8
Novo Nordisk A/S Series B	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.5
SAP SE	2.4
Astrazeneca PLC	1.8
RELX PLC (Netherlands)	1.8
Wolters Kluwer NV	1.6
London Stock Exchange Group PLC	1.6
Shell PLC	1.6
21.5
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913899.100    734-TSRA-1224

Item 2.

Code of Ethics

As of the end of the period, October 31, 2024, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Focused Emerging Markets Fund and Fidelity Advisor International Capital Appreciation Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Focused Emerging Markets Fund	$41,900	$-	$12,300	$1,000
Fidelity Advisor International Capital Appreciation Fund	$50,800	$-	$12,000	$1,200

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Focused Emerging Markets Fund	$42,000	$-	$12,300	$1,200
Fidelity Advisor International Capital Appreciation Fund	$51,100	$-	$12,000	$1,300

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Diversified International Fund, Fidelity Advisor Emerging Asia Fund, Fidelity Advisor Global Capital Appreciation Fund, Fidelity Advisor Overseas Fund and Fidelity Advisor Value Leaders Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Diversified International Fund	$55,100	$4,700	$19,200	$1,600
Fidelity Advisor Emerging Asia Fund	$57,700	$5,200	$13,100	$1,800
Fidelity Advisor Global Capital Appreciation Fund	$49,000	$4,600	$13,100	$1,600
Fidelity Advisor Overseas Fund	$57,800	$5,300	$13,400	$1,800
Fidelity Advisor Value Leaders Fund	$35,700	$3,400	$12,100	$1,200

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Diversified International Fund	$50,100	$4,800	$41,300	$1,600
Fidelity Advisor Emerging Asia Fund	$57,900	$5,300	$13,100	$1,800
Fidelity Advisor Global Capital Appreciation Fund	$49,200	$4,700	$13,100	$1,600
Fidelity Advisor Overseas Fund	$58,000	$5,400	$28,400	$1,800
Fidelity Advisor Value Leaders Fund	$35,800	$3,600	$12,100	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2024A	October 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2024A	October 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2024A	October 31, 2023A
Deloitte Entities	$3,375,500	$5,833,900
PwC	$15,438,600	$14,553,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Global Capital Appreciation Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Global Capital Appreciation Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Canada - 1.4%
Canadian Natural Resources Ltd.	57,800	1,966,356
China - 7.6%
Alibaba Group Holding Ltd.	201,400	2,463,588
Meituan Class B (a)(b)	97,700	2,308,687
NXP Semiconductors NV	6,500	1,524,250
PDD Holdings, Inc. ADR (a)	18,000	2,170,620
Tencent Holdings Ltd.	43,100	2,247,326
TOTAL CHINA		10,714,471
Denmark - 1.0%
Novo Nordisk A/S Series B	12,500	1,402,063
France - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	1,850	1,231,583
Germany - 0.8%
Rheinmetall AG	2,250	1,158,127
India - 1.2%
HDFC Bank Ltd.	83,900	1,724,494
Japan - 2.9%
Hitachi Ltd.	160,000	4,019,978
Netherlands - 1.2%
ASML Holding NV (Netherlands)	2,600	1,756,847
Sweden - 1.0%
Bergman & Beving AB (B Shares)	50,443	1,417,956
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	21,500	4,096,610
United Kingdom - 0.2%
Starling Bank Ltd. Series D (a)(c)(d)	72,300	295,530
United States of America - 76.8%
Allison Transmission Holdings, Inc.	27,000	2,885,220
Alphabet, Inc. Class A	19,500	3,336,645
Amazon.com, Inc. (a)	26,600	4,958,240
American Express Co.	7,200	1,944,576
Amphenol Corp. Class A	37,400	2,506,548
Apollo Global Management, Inc.	18,500	2,650,310
Apple, Inc.	22,800	5,150,748
Arthur J. Gallagher & Co.	8,700	2,446,440
Boston Scientific Corp. (a)	36,100	3,033,122
Cintas Corp.	11,600	2,387,396
Danaher Corp.	9,200	2,260,072
Deckers Outdoor Corp. (a)	20,000	3,217,800
Eli Lilly & Co.	2,850	2,364,759
Exxon Mobil Corp.	18,800	2,195,464
Fiserv, Inc. (a)	26,150	5,175,085
Fortune Brands Innovations, Inc.	17,900	1,491,607
Ingersoll Rand, Inc.	18,400	1,766,400
Intercontinental Exchange, Inc.	15,100	2,353,637
JPMorgan Chase & Co.	15,200	3,373,184
Marvell Technology, Inc.	21,200	1,698,332
MasterCard, Inc. Class A	8,900	4,446,351
Meta Platforms, Inc. Class A	11,300	6,413,654
Microsoft Corp.	13,950	5,668,583
Moody's Corp.	5,000	2,270,200
NVIDIA Corp.	70,300	9,333,027
Pure Storage, Inc. Class A (a)	19,600	980,980
S&P Global, Inc.	4,700	2,257,692
Salesforce, Inc.	3,500	1,019,795
Sherwin-Williams Co.	4,900	1,757,973
The Boeing Co. (a)	11,960	1,785,748
Thermo Fisher Scientific, Inc.	3,900	2,130,648
Trane Technologies PLC	4,500	1,665,720
United Rentals, Inc.	2,200	1,788,160
Visa, Inc. Class A	12,400	3,594,140
W.W. Grainger, Inc.	1,700	1,885,691
Watsco, Inc.	4,200	1,986,642
Westinghouse Air Brake Tech Co.	13,200	2,481,336
TOTAL UNITED STATES OF AMERICA		108,661,925
TOTAL COMMON STOCKS (Cost $88,020,319)		138,445,940

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
United States of America - 0.5%
Wasabi Holdings, Inc. Series C (a)(c)(d) (Cost $549,999)	50,623	682,398

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e) (Cost $2,261,769)	2,261,316	2,261,769

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $90,832,087)	141,390,107
NET OTHER ASSETS (LIABILITIES) - 0.0%	31,431
NET ASSETS - 100.0%	141,421,538

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,308,687 or 1.6% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $977,928 or 0.7% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	138,336

Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	12,424,845	45,944,091	56,107,178	437,730	11	-	2,261,769	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	610,370	15,262,552	15,872,922	1,078	-	-	-	0.0%
Total	13,035,215	61,206,643	71,980,100	438,808	11	-	2,261,769

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,997,625	9,750,299	2,247,326	-
Consumer Discretionary	16,350,518	10,346,660	6,003,858	-
Energy	4,161,820	4,161,820	-	-
Financials	32,531,639	30,511,615	1,724,494	295,530
Health Care	11,190,664	9,788,601	1,402,063	-
Industrials	26,719,981	22,700,003	4,019,978	-
Information Technology	34,418,118	33,735,720	-	682,398
Materials	1,757,973	1,757,973	-	-

Money Market Funds	2,261,769	2,261,769	-	-
Total Investments in Securities:	141,390,107	125,014,460	15,397,719	977,928
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $88,570,318)	$139,128,338
Fidelity Central Funds (cost $2,261,769)	2,261,769

Total Investment in Securities (cost $90,832,087)		$141,390,107
Foreign currency held at value (cost $256)		249
Receivable for fund shares sold		93,059
Dividends receivable		107,277
Distributions receivable from Fidelity Central Funds		24,024
Prepaid expenses		174
Other receivables		43,281
Total assets		141,658,171
Liabilities
Payable for fund shares redeemed	$18,294
Accrued management fee	120,718
Distribution and service plan fees payable	26,859
Audit fee payable	61,100
Other payables and accrued expenses	9,662
Total liabilities		236,633
Net Assets		$141,421,538
Net Assets consist of:
Paid in capital		$80,855,586
Total accumulated earnings (loss)		60,565,952
Net Assets		$141,421,538

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($52,354,881 ÷ 2,015,523 shares)(a)		$25.98
Maximum offering price per share (100/94.25 of $25.98)		$27.56
Class M :
Net Asset Value and redemption price per share ($23,753,560 ÷ 982,743 shares)(a)		$24.17
Maximum offering price per share (100/96.50 of $24.17)		$25.05
Class C :
Net Asset Value and offering price per share ($6,463,933 ÷ 316,919 shares)(a)		$20.40
Class I :
Net Asset Value, offering price and redemption price per share ($58,849,164 ÷ 2,095,816 shares)		$28.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$1,168,030
Income from Fidelity Central Funds (including $1,078 from security lending)		438,808
Income before foreign taxes withheld		$1,606,838
Less foreign taxes withheld		(69,668)
Total income		1,537,170
Expenses
Management fee
Basic fee	$1,057,460
Performance adjustment	109,527
Transfer agent fees	64,995
Distribution and service plan fees	280,756
Accounting fees	13,479
Custodian fees and expenses	6,653
Independent trustees' fees and expenses	572
Registration fees	62,311
Audit fees	77,772
Legal	4,867
Miscellaneous	3,325
Total expenses before reductions	1,681,717
Expense reductions	(22,896)
Total expenses after reductions		1,658,821
Net Investment income (loss)		(121,651)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $40,231)	11,215,473
Fidelity Central Funds	11
Foreign currency transactions	3,904
Total net realized gain (loss)		11,219,388
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,661)	32,491,793
Assets and liabilities in foreign currencies	290
Total change in net unrealized appreciation (depreciation)		32,492,083
Net gain (loss)		43,711,471
Net increase (decrease) in net assets resulting from operations		$43,589,820
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(121,651)	$451,576
Net realized gain (loss)	11,219,388	6,999,028
Change in net unrealized appreciation (depreciation)	32,492,083	6,089,775
Net increase (decrease) in net assets resulting from operations	43,589,820	13,540,379
Distributions to shareholders	(6,869,783)	-

Share transactions - net increase (decrease)	4,986,323	4,868,472
Total increase (decrease) in net assets	41,706,360	18,408,851

Net Assets
Beginning of period	99,715,178	81,306,327
End of period	$141,421,538	$99,715,178

Financial Highlights
Fidelity Advisor® Global Capital Appreciation Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.50	$16.68	$24.21	$18.53	$15.65
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.08	(.06)	(.09) C	(.08)
Net realized and unrealized gain (loss)	7.85	2.74	(5.64)	5.77	3.03
Total from investment operations	7.81	2.82	(5.70)	5.68	2.95
Distributions from net investment income	(.05)	-	-	-	(.07)
Distributions from net realized gain	(1.27)	-	(1.83)	-	-
Total distributions	(1.33) D	-	(1.83)	-	(.07)
Net asset value, end of period	$25.98	$19.50	$16.68	$24.21	$18.53
Total Return E,F	42.09%	16.91%	(25.40)%	30.65%	18.89%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.33%	1.22%	1.31%	1.15%	1.23%
Expenses net of fee waivers, if any	1.30%	1.22%	1.30%	1.15%	1.23%
Expenses net of all reductions	1.30%	1.22%	1.30%	1.15%	1.21%
Net investment income (loss)	(.15)%	.42%	(.32)%	(.42)% C	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$52,355	$32,433	$28,069	$40,398	$31,247
Portfolio turnover rate I	47%	39%	42%	58%	44%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.50)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Global Capital Appreciation Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.22	$15.63	$22.85	$17.54	$14.82
Income from Investment Operations
Net investment income (loss) A,B	(.09)	.03	(.10)	(.14) C	(.12)
Net realized and unrealized gain (loss)	7.31	2.56	(5.29)	5.45	2.87
Total from investment operations	7.22	2.59	(5.39)	5.31	2.75
Distributions from net investment income	-	-	-	-	(.03)
Distributions from net realized gain	(1.27)	-	(1.83)	-	-
Total distributions	(1.27)	-	(1.83)	-	(.03)
Net asset value, end of period	$24.17	$18.22	$15.63	$22.85	$17.54
Total Return D,E	41.72%	16.57%	(25.56)%	30.27%	18.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.58%	1.47%	1.56%	1.41%	1.51%
Expenses net of fee waivers, if any	1.55%	1.47%	1.55%	1.41%	1.50%
Expenses net of all reductions	1.55%	1.47%	1.55%	1.41%	1.49%
Net investment income (loss)	(.40)%	.18%	(.58)%	(.68)% C	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$23,754	$17,748	$16,273	$22,618	$18,864
Portfolio turnover rate H	47%	39%	42%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.76)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Global Capital Appreciation Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.62	$13.47	$20.04	$15.46	$13.10
Income from Investment Operations
Net investment income (loss) A,B	(.17)	(.06)	(.17)	(.22) C	(.17)
Net realized and unrealized gain (loss)	6.21	2.21	(4.57)	4.80	2.53
Total from investment operations	6.04	2.15	(4.74)	4.58	2.36
Distributions from net realized gain	(1.26)	-	(1.83)	-	-
Total distributions	(1.26)	-	(1.83)	-	-
Net asset value, end of period	$20.40	$15.62	$13.47	$20.04	$15.46
Total Return D,E	41.03%	15.96%	(25.94)%	29.62%	18.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.08%	2.01%	2.08%	1.92%	1.99%
Expenses net of fee waivers, if any	2.05%	2.01%	2.05%	1.92%	1.98%
Expenses net of all reductions	2.05%	2.01%	2.05%	1.92%	1.97%
Net investment income (loss)	(.90)%	(.36)%	(1.07)%	(1.19)% C	(1.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,464	$4,192	$4,907	$8,044	$9,134
Portfolio turnover rate H	47%	39%	42%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.27)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Global Capital Appreciation Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.99	$17.89	$25.75	$19.65	$16.57
Income from Investment Operations
Net investment income (loss) A,B	.04	.16	- C	(.02) D	(.02)
Net realized and unrealized gain (loss)	8.45	2.94	(6.03)	6.12	3.21
Total from investment operations	8.49	3.10	(6.03)	6.10	3.19
Distributions from net investment income	(.13)	-	-	-	(.11)
Distributions from net realized gain	(1.27)	-	(1.83)	-	-
Total distributions	(1.40)	-	(1.83)	-	(.11)
Net asset value, end of period	$28.08	$20.99	$17.89	$25.75	$19.65
Total Return E	42.47%	17.33%	(25.14)%	31.04%	19.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.01%	.88%	.97%	.82%	.89%
Expenses net of fee waivers, if any	1.00%	.88%	.96%	.82%	.89%
Expenses net of all reductions	1.00%	.88%	.96%	.82%	.87%
Net investment income (loss)	.14%	.76%	.01%	(.09)% D	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$58,849	$45,342	$32,058	$49,146	$38,359
Portfolio turnover rate H	47%	39%	42%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.17)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, certain foreign taxes, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,351,621
Gross unrealized depreciation	(810,235)
Net unrealized appreciation (depreciation)	$50,541,386
Tax Cost	$90,848,721

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$10,259,918
Net unrealized appreciation (depreciation) on securities and other investments	$50,504,184

The Fund intends to elect to defer to its next fiscal year $191,804 of ordinary losses recognized during the period January 1, 2024 to October 31, 2024.

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$425,657	$-
Long-term Capital Gains	6,444,126	-
Total	$6,869,783	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	66,560,463	58,485,739

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Global Capital Appreciation Fund	MSCI All Country World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .08%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.38% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	111,616	1,741
Class M	.25%	.25%	110,849	-
Class C	.75%	.25%	58,291	8,151
			280,756	9,892

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	22,026
Class M	1,101
Class CA	155
23,282

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Class I	.1317

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC received an asset-based fee of average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:
	Amount ($)	% of Class-Level Average Net Assets
Class A	25,637.20
Class M	13,307.20
Class C	3,406.21
Class I	22,645.13
	64,995
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Global Capital Appreciation Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Capital Appreciation Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	345

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Global Capital Appreciation Fund	6,526,963	3,874,031	1,112,787
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	206
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Global Capital Appreciation Fund	109	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	10,475
Class M	1.55%	5,547
Class C	2.05%	1,368
Class I	1.05%	-
		17,390
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $231. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	27
27

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,248.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Global Capital Appreciation Fund
Distributions to shareholders
Class A	$2,253,708	$ -
Class M	1,218,995	-
Class C	351,095	-
Class I	3,045,985	-
Total	$6,869,783	$ -
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Global Capital Appreciation Fund
Class A
Shares sold	580,194	236,799	$13,581,623	$4,608,114
Reinvestment of distributions	110,134	-	2,200,473	-
Shares redeemed	(338,218)	(256,152)	(7,868,280)	(4,908,049)
Net increase (decrease)	352,110	(19,353)	$7,913,816	$(299,935)
Class M
Shares sold	74,061	43,515	$1,615,042	$776,382
Reinvestment of distributions	65,309	-	1,216,704	-
Shares redeemed	(130,727)	(110,804)	(2,882,762)	(1,962,893)
Net increase (decrease)	8,643	(67,289)	$(51,016)	$(1,186,511)
Class C
Shares sold	110,150	37,916	$2,044,519	$590,266
Reinvestment of distributions	22,230	-	351,017	-
Shares redeemed	(83,851)	(133,865)	(1,589,146)	(2,055,865)
Net increase (decrease)	48,529	(95,949)	$806,390	$(1,465,599)
Class I
Shares sold	714,022	661,612	$18,371,174	$13,832,392
Reinvestment of distributions	134,331	-	2,893,489	-
Shares redeemed	(913,085)	(292,717)	(24,947,530)	(6,011,875)
Net increase (decrease)	(64,732)	368,895	$(3,682,867)	$7,820,517
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Global Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Global Capital Appreciation Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and issuers of privately offered securities. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2024, $10,424,193, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100.00% of the short-term capital gain dividends distributed in October, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Class A designates 100%; Class M designates 100%; and Class I designates 97%,; of the dividends distributed in December 2023 during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, and Class I designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	9,667,916,942.83	98.16
Withheld	181,261,836.48	1.84
TOTAL	9,849,178,779.31	100.00
Robert A. Lawrence
Affirmative	9,643,385,159.26	97.91
Withheld	205,793,620.05	2.09
TOTAL	9,849,178,779.31	100.00
Vijay C. Advani
Affirmative	9,650,856,015.95	97.99
Withheld	198,322,763.36	2.01
TOTAL	9,849,178,779.31	100.00
Thomas P. Bostick
Affirmative	9,653,685,826.52	98.02
Withheld	195,492,952.79	1.98
TOTAL	9,849,178,779.31	100.00
Donald F. Donahue
Affirmative	9,653,599,026.45	98.01
Withheld	195,579,752.86	1.99
TOTAL	9,849,178,779.31	100.00
Vicki L. Fuller
Affirmative	9,666,491,582.97	98.15
Withheld	182,687,196.34	1.85
TOTAL	9,849,178,779.31	100.00
Patricia L. Kampling
Affirmative	9,664,290,979.63	98.12
Withheld	184,887,799.68	1.88
TOTAL	9,849,178,779.31	100.00
Thomas A. Kennedy
Affirmative	9,646,944,497.07	97.95
Withheld	202,234,282.24	2.05
TOTAL	9,849,178,779.31	100.00
Oscar Munoz
Affirmative	9,652,669,495.50	98.00
Withheld	196,509,283.81	2.00
TOTAL	9,849,178,779.31	100.00
Karen B. Peetz
Affirmative	9,656,405,594.63	98.04
Withheld	192,773,184.68	1.96
TOTAL	9,849,178,779.31	100.00
David M. Thomas
Affirmative	9,644,713,946.63	97.92
Withheld	204,464,832.68	2.08
TOTAL	9,849,178,779.31	100.00
Susan Tomasky
Affirmative	9,654,121,207.44	98.02
Withheld	195,057,571.87	1.98
TOTAL	9,849,178,779.31	100.00
Michael E. Wiley
Affirmative	9,642,438,416.20	97.90
Withheld	206,740,363.11	2.10
TOTAL	9,849,178,779.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Global Capital Appreciation Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund's management fee rate was one basis point above the median and that Fidelity has said that it believes the fund's management fee rate is reasonable for the overall value of the nature and quality of services that the management fee covers.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, and 1.05% through February 28, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.728713.125
AGLO-ANN-1224
Fidelity Advisor® Diversified International Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Diversified International Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($) (000s)
Australia - 1.0%
Aristocrat Leisure Ltd.	239,966	9,656
CAR Group Ltd.	94,070	2,317
Steadfast Group Ltd.	521,145	1,877
TOTAL AUSTRALIA		13,850
Belgium - 0.8%
UCB SA	59,958	11,531
Canada - 6.5%
Alimentation Couche-Tard, Inc. (multi-vtg.)	245,616	12,809
Cameco Corp.	144,984	7,576
Canadian Natural Resources Ltd.	408,302	13,885
Constellation Software, Inc.	4,948	14,922
Constellation Software, Inc. warrants 3/31/40 (a)(b)	7,474	0
Franco-Nevada Corp.	70,089	9,304
Imperial Oil Ltd.	146,974	10,967
Ivanhoe Mines Ltd. (a)	726,230	9,602
Lumine Group, Inc. (a)	20,819	485
MEG Energy Corp.	202,469	3,701
South Bow Corp.	66,200	1,653
Thomson Reuters Corp.	40,047	6,555
TOTAL CANADA		91,459
China - 0.8%
Chervon Holdings Ltd.	265,595	699
NXP Semiconductors NV	43,595	10,223
TOTAL CHINA		10,922
Denmark - 3.5%
DSV A/S	63,400	13,780
Novo Nordisk A/S Series B	310,197	34,793
TOTAL DENMARK		48,573
France - 8.1%
Air Liquide SA	95,818	17,180
Alten SA	9,460	800
AXA SA	294,017	11,040
Capgemini SA	78,921	13,691
Danone SA	41,800	2,986
EssilorLuxottica SA	52,485	12,297
Legrand SA	92,741	10,468
LVMH Moet Hennessy Louis Vuitton SE	31,956	21,274
Pernod Ricard SA	265	33
Safran SA	60,258	13,640
Thales SA	66,493	10,715
TOTAL FRANCE		114,124
Germany - 8.7%
Allianz SE	67,590	21,278
BioNTech SE ADR (a)	31,700	3,585
Deutsche Borse AG	64,068	14,882
Fresenius SE & Co. KGaA (a)	177,900	6,486
Hannover Reuck SE	37,536	9,860
HeidelbergCement AG	25,368	2,793
Merck KGaA	69,196	11,441
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,082	12,826
Rheinmetall AG	904	465
SAP SE	143,074	33,406
Siemens AG	23,280	4,529
TOTAL GERMANY		121,551
Hong Kong - 0.8%
AIA Group Ltd.	1,437,382	11,344
India - 2.3%
Axis Bank Ltd.	364,800	5,011
Fairfax India Holdings Corp. (a)(c)	168,624	2,470
HDFC Bank Ltd.	720,600	14,811
Hindustan Aeronautics Ltd.	31,400	1,580
Reliance Industries Ltd.	247,375	3,911
Reliance Industries Ltd. (a)	247,375	3,883
TOTAL INDIA		31,666
Indonesia - 0.6%
PT Bank Central Asia Tbk	12,134,469	7,853
Ireland - 0.7%
Kingspan Group PLC (Ireland)	120,111	10,537
Italy - 2.7%
FinecoBank SpA	455,767	7,280
Interpump Group SpA	31,519	1,400
Prysmian SpA	67,900	4,787
Ryanair Holdings PLC sponsored ADR	82,785	3,664
UniCredit SpA	484,236	21,422
TOTAL ITALY		38,553
Japan - 17.1%
BayCurrent Consulting, Inc.	122,759	3,990
Capcom Co. Ltd.	199,750	3,953
Fast Retailing Co. Ltd.	31,416	10,044
Fuji Electric Co. Ltd.	147,750	7,525
FUJIFILM Holdings Corp.	426,514	10,146
Fujitsu Ltd.	361,353	6,947
Hitachi Ltd.	1,593,240	40,033
Hoya Corp.	133,785	17,900
IHI Corp.	27,100	1,443
Itochu Corp.	314,515	15,558
Kansai Paint Co. Ltd.	128,200	2,088
Keyence Corp.	25,557	11,537
Mitsubishi Electric Corp.	450,052	7,918
Mitsubishi Heavy Industries Ltd.	1,434,918	20,257
Mitsui & Co. Ltd.	216,900	4,422
ORIX Corp.	479,171	10,096
Renesas Electronics Corp.	520,244	6,970
Rohto Pharmaceutical Co. Ltd.	66,500	1,495
Shin-Etsu Chemical Co. Ltd.	573,654	21,021
Sumitomo Mitsui Financial Group, Inc.	418,230	8,873
Suzuki Motor Corp.	218,950	2,173
Tokio Marine Holdings, Inc.	496,271	17,874
Tokyo Electron Ltd.	53,830	7,921
TOTAL JAPAN		240,184
Luxembourg - 0.4%
CVC Capital Partners PLC (c)	300,100	6,297
Netherlands - 5.3%
ASML Holding NV (depository receipt)	57,450	38,638
BE Semiconductor Industries NV	47,945	5,108
IMCD NV	51,375	8,162
Wolters Kluwer NV	133,139	22,404
TOTAL NETHERLANDS		74,312
Portugal - 0.1%
Galp Energia SGPS SA	126,929	2,164
Spain - 2.4%
Banco Santander SA (Spain)	2,517,196	12,299
CaixaBank SA	1,891,722	11,528
Industria de Diseno Textil SA (d)	162,670	9,254
TOTAL SPAIN		33,081
Sweden - 3.0%
Atlas Copco AB (A Shares)	610,448	10,074
Indutrade AB	516,471	13,990
Investor AB (B Shares)	604,891	17,114
Kry International AB (a)(b)(e)	15,457	324
TOTAL SWEDEN		41,502
Switzerland - 2.2%
Compagnie Financiere Richemont SA Series A	68,774	10,014
Galderma Group AG	37,827	3,540
Partners Group Holding AG	3,719	5,138
Sika AG	29,208	8,134
UBS Group AG	149,563	4,597
TOTAL SWITZERLAND		31,423
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	182,267	34,729
United Kingdom - 14.4%
3i Group PLC	264,781	10,858
Ashtead Group PLC	75,169	5,610
AstraZeneca PLC (United Kingdom)	182,189	25,924
B&M European Value Retail SA	273,780	1,368
BAE Systems PLC	1,117,993	18,019
Big Yellow Group PLC	142,618	2,221
Compass Group PLC	533,258	17,318
Diageo PLC	221,619	6,844
Flutter Entertainment PLC (a)	24,785	5,797
Games Workshop Group PLC	22,628	3,490
InterContinental Hotel Group PLC	112,133	12,368
Lloyds Banking Group PLC	18,243,900	12,523
London Stock Exchange Group PLC	163,555	22,168
RELX PLC (Euronext N.V.)	538,472	24,964
Rolls-Royce Holdings PLC (a)	2,156,738	14,882
RS GROUP PLC	603,792	5,411
Sage Group PLC	491,171	6,140
Starling Bank Ltd. Series D (a)(b)(e)	1,191,700	4,871
Unilever PLC	23,100	1,409
TOTAL UNITED KINGDOM		202,185
United States of America - 12.3%
Alcon, Inc. (Switzerland)	192,054	17,699
CRH PLC	170,447	16,251
Experian PLC	154,890	7,544
Ferguson Enterprises, Inc.	77,497	15,309
Holcim AG	143,117	14,100
Linde PLC	38,242	17,444
Marsh & McLennan Companies, Inc.	58,577	12,784
Marvell Technology, Inc.	140,754	11,276
MasterCard, Inc. Class A	21,744	10,863
Nestle SA (Reg. S)	14,166	1,339
S&P Global, Inc.	19,055	9,153
Schneider Electric SA	64,119	16,610
Shell PLC (London)	654,701	21,859
TOTAL UNITED STATES OF AMERICA		172,231
TOTAL COMMON STOCKS (Cost $845,866)		1,350,071

Convertible Preferred Stocks - 0.5%
	Shares	Value ($) (000s)
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(e)	10,541	1,935
United States of America - 0.4%
Wasabi Holdings, Inc.:
Series C (a)(b)(e)	372,910	5,027
Series D (a)(b)(e)	39,419	663
TOTAL UNITED STATES OF AMERICA		5,690
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,351)		7,625

Money Market Funds - 3.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (f)	38,818,546	38,826
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	7,976,417	7,977
TOTAL MONEY MARKET FUNDS (Cost $46,803)		46,803

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $900,020)	1,404,499
NET OTHER ASSETS (LIABILITIES) - 0.0%	(458)
NET ASSETS - 100.0%	1,404,041

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,767,000 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,820,000 or 0.9% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739

Kry International AB	5/14/21 - 10/30/24	1,022

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,274

Wasabi Holdings, Inc. Series C	3/31/21	4,052

Wasabi Holdings, Inc. Series D	9/09/22	560

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	62,960	213,849	237,983	2,186	-	-	38,826	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	6,177	146,435	144,635	34	-	-	7,977	0.0%
Total	69,137	360,284	382,618	2,220	-	-	46,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,270	-	6,270	-
Consumer Discretionary	103,455	19,909	83,546	-
Consumer Staples	26,915	12,842	14,073	-
Energy	69,599	39,946	29,653	-
Financials	318,990	108,895	205,224	4,871
Health Care	145,196	66,579	78,617	-
Industrials	346,245	155,297	190,948	-
Information Technology	220,888	122,321	90,618	7,949
Materials	117,917	77,628	40,289	-
Real Estate	2,221	2,221	-	-

Money Market Funds	46,803	46,803	-	-
Total Investments in Securities:	1,404,499	652,441	739,238	12,820
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $7,389) - See accompanying schedule:
Unaffiliated issuers (cost $853,217)	$1,357,696
Fidelity Central Funds (cost $46,803)	46,803

Total Investment in Securities (cost $900,020)		$1,404,499
Receivable for investments sold		6,507
Receivable for fund shares sold		818
Dividends receivable		2,492
Reclaims receivable		4,639
Distributions receivable from Fidelity Central Funds		249
Prepaid expenses		2
Other receivables		355
Total assets		1,419,561
Liabilities
Payable for investments purchased	$4,015
Payable for fund shares redeemed	847
Accrued management fee	989
Distribution and service plan fees payable	175
Deferred taxes	1,298
Other payables and accrued expenses	219
Collateral on securities loaned	7,977
Total liabilities		15,520
Net Assets		$1,404,041
Net Assets consist of:
Paid in capital		$835,929
Total accumulated earnings (loss)		568,112
Net Assets		$1,404,041

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($480,646 ÷ 17,772 shares)(a)		$27.05
Maximum offering price per share (100/94.25 of $27.05)		$28.70
Class M :
Net Asset Value and redemption price per share ($132,129 ÷ 4,954 shares)(a)		$26.67
Maximum offering price per share (100/96.50 of $26.67)		$27.64
Class C :
Net Asset Value and offering price per share ($16,784 ÷ 662 shares)(a)		$25.35
Class I :
Net Asset Value, offering price and redemption price per share ($497,901 ÷ 17,977 shares)		$27.70
Class Z :
Net Asset Value, offering price and redemption price per share ($276,581 ÷ 10,001 shares)		$27.66
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2024 Amounts in thousands
Investment Income
Dividends		$28,600
Income from Fidelity Central Funds (including $34 from security lending)		2,220
Income before foreign taxes withheld		$30,820
Less foreign taxes withheld		(2,631)
Total income		28,189
Expenses
Management fee	$10,999
Transfer agent fees	771
Distribution and service plan fees	2,072
Accounting fees	206
Custodian fees and expenses	116
Independent trustees' fees and expenses	7
Registration fees	92
Audit fees	167
Legal	3
Miscellaneous	38
Total expenses before reductions	14,471
Expense reductions	(67)
Total expenses after reductions		14,404
Net Investment income (loss)		13,785
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $820)	61,970
Redemptions in-kind	48,796
Foreign currency transactions	(100)
Total net realized gain (loss)		110,666
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2)	188,211
Assets and liabilities in foreign currencies	86
Total change in net unrealized appreciation (depreciation)		188,297
Net gain (loss)		298,963
Net increase (decrease) in net assets resulting from operations		$312,748
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,785	$15,905
Net realized gain (loss)	110,666	56,469
Change in net unrealized appreciation (depreciation)	188,297	82,113
Net increase (decrease) in net assets resulting from operations	312,748	154,487
Distributions to shareholders	(58,942)	(28,131)

Share transactions - net increase (decrease)	(159,238)	(103,254)
Total increase (decrease) in net assets	94,568	23,102

Net Assets
Beginning of period	1,309,473	1,286,371
End of period	$1,404,041	$1,309,473

Financial Highlights
Fidelity Advisor® Diversified International Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.68	$20.71	$32.52	$25.10	$23.28
Income from Investment Operations
Net investment income (loss) A,B	.21	.23	.16	.09	.04
Net realized and unrealized gain (loss)	5.17	2.16	(8.81)	7.33	2.11
Total from investment operations	5.38	2.39	(8.65)	7.42	2.15
Distributions from net investment income	(.31)	(.02)	(.31)	-	(.26)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(1.01) C	(.42)	(3.16)	-	(.33)
Net asset value, end of period	$27.05	$22.68	$20.71	$32.52	$25.10
Total Return D,E	24.35%	11.55%	(29.28)%	29.56%	9.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.14%	1.18%	1.16%	1.16%	1.18%
Expenses net of fee waivers, if any	1.14%	1.17%	1.16%	1.15%	1.18%
Expenses net of all reductions	1.14%	1.17%	1.16%	1.15%	1.17%
Net investment income (loss)	.81%	.98%	.65%	.30%	.16%
Supplemental Data
Net assets, end of period (in millions)	$481	$421	$400	$621	$514
Portfolio turnover rate H	33 % I	23% I	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.37	$20.47	$32.17	$24.90	$23.10
Income from Investment Operations
Net investment income (loss) A,B	.14	.17	.10	.01	(.03)
Net realized and unrealized gain (loss)	5.11	2.13	(8.72)	7.26	2.10
Total from investment operations	5.25	2.30	(8.62)	7.27	2.07
Distributions from net investment income	(.24)	-	(.23)	-	(.20)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(.95)	(.40)	(3.08)	-	(.27)
Net asset value, end of period	$26.67	$22.37	$20.47	$32.17	$24.90
Total Return C,D	24.03%	11.24%	(29.46)%	29.20%	9.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.39%	1.44%	1.42%	1.41%	1.45%
Expenses net of fee waivers, if any	1.39%	1.43%	1.41%	1.41%	1.45%
Expenses net of all reductions	1.39%	1.43%	1.41%	1.41%	1.44%
Net investment income (loss)	.56%	.73%	.39%	.04%	(.11)%
Supplemental Data
Net assets, end of period (in millions)	$132	$120	$118	$183	$159
Portfolio turnover rate G	33 % H	23% H	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.27	$19.58	$30.84	$23.99	$22.20
Income from Investment Operations
Net investment income (loss) A,B	.02	.04	(.04)	(.14)	(.14)
Net realized and unrealized gain (loss)	4.86	2.05	(8.37)	6.99	2.01
Total from investment operations	4.88	2.09	(8.41)	6.85	1.87
Distributions from net investment income	(.09)	-	-	-	(.01)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(.80)	(.40)	(2.85)	-	(.08)
Net asset value, end of period	$25.35	$21.27	$19.58	$30.84	$23.99
Total Return C,D	23.43%	10.67%	(29.88)%	28.55%	8.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.88%	1.99%	1.96%	1.95%	1.98%
Expenses net of fee waivers, if any	1.88%	1.98%	1.96%	1.95%	1.98%
Expenses net of all reductions	1.88%	1.98%	1.96%	1.95%	1.96%
Net investment income (loss)	.07%	.18%	(.16)%	(.50)%	(.64)%
Supplemental Data
Net assets, end of period (in millions)	$17	$18	$21	$39	$48
Portfolio turnover rate G	33 % H	23% H	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.20	$21.19	$33.20	$25.57	$23.68
Income from Investment Operations
Net investment income (loss) A,B	.28	.30	.23	.17	.10
Net realized and unrealized gain (loss)	5.29	2.20	(9.00)	7.47	2.16
Total from investment operations	5.57	2.50	(8.77)	7.64	2.26
Distributions from net investment income	(.36)	(.09)	(.39)	(.01)	(.30)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(1.07)	(.49)	(3.24)	(.01)	(.37)
Net asset value, end of period	$27.70	$23.20	$21.19	$33.20	$25.57
Total Return C	24.66%	11.80%	(29.09)%	29.87%	9.63%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.89%	.94%	.91%	.90%	.92%
Expenses net of fee waivers, if any	.89%	.93%	.91%	.90%	.92%
Expenses net of all reductions	.89%	.93%	.91%	.90%	.91%
Net investment income (loss)	1.06%	1.23%	.90%	.55%	.42%
Supplemental Data
Net assets, end of period (in millions)	$498	$457	$457	$725	$595
Portfolio turnover rate F	33 % G	23% G	20%	30%	30%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class Z

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.17	$21.18	$33.19	$25.55	$23.67
Income from Investment Operations
Net investment income (loss) A,B	.33	.34	.26	.22	.14
Net realized and unrealized gain (loss)	5.27	2.19	(8.98)	7.46	2.15
Total from investment operations	5.60	2.53	(8.72)	7.68	2.29
Distributions from net investment income	(.41)	(.14)	(.44)	(.04)	(.34)
Distributions from net realized gain	(.71)	(.40)	(2.85)	-	(.07)
Total distributions	(1.11) C	(.54)	(3.29)	(.04)	(.41)
Net asset value, end of period	$27.66	$23.17	$21.18	$33.19	$25.55
Total Return D	24.86%	11.96%	(28.99)%	30.10%	9.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.72%	.77%	.75%	.76%	.77%
Expenses net of all reductions	.72%	.77%	.75%	.76%	.76%
Net investment income (loss)	1.23%	1.39%	1.05%	.70%	.57%
Supplemental Data
Net assets, end of period (in millions)	$277	$294	$290	$393	$289
Portfolio turnover rate G	33 % H	23% H	20%	30%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$506,700
Gross unrealized depreciation	(17,213)
Net unrealized appreciation (depreciation)	$489,487
Tax Cost	$915,012

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$21,855
Undistributed long-term capital gain	$58,170
Net unrealized appreciation (depreciation) on securities and other investments	$489,385

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$19,152	$ 4,096
Long-term Capital Gains	39,790	24,035
Total	$58,942	$ 28,131

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	461,944	538,701

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Diversified International Fund	3,978	48,796	107,774

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Diversified International Fund	1,648	15,675	39,881
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.86
Class C	.86
Class I	.86
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.85
Class M	.85
Class C	.85
Class I	.85
Class Z	.70

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,209	11
Class M	.25%	.25%	677	2
Class C	.75%	.25%	186	15
			2,072	28
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	26
Class M	3
Class CA	1
30
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1933
Class M	.2000
Class C	.2000
Class I	.2000
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	297.19
Class M	87.20
Class C	13.21
Class I	328.20
Class Z	46.04
	771
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Diversified International Fund	.0429

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified International Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Diversified International Fund	-A

A In the amount of less than five-hundred dollars

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Diversified International Fund	3,785	30,081	5,318
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Diversified International Fund	2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified International Fund	4	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
Expense reduction

Class M	$ -A
A In the amount of less than five-hundred dollars

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $66.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Diversified International Fund
Distributions to shareholders
Class A	$18,579	$8,055
Class M	5,022	2,274
Class C	662	428
Class I	20,547	9,902
Class Z	14,132	7,472
Total	$58,942	$28,131
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Diversified International Fund
Class A
Shares sold	755	1,201	$19,640	$28,447
Reinvestment of distributions	731	336	17,371	7,596
Shares redeemed	(2,270)	(2,309)	(59,315)	(54,664)
Net increase (decrease)	(784)	(772)	$(22,304)	$(18,621)
Class M
Shares sold	158	266	$4,075	$6,211
Reinvestment of distributions	210	100	4,923	2,237
Shares redeemed	(780)	(743)	(20,124)	(17,392)
Net increase (decrease)	(412)	(377)	$(11,126)	$(8,944)
Class C
Shares sold	60	105	$1,469	$2,330
Reinvestment of distributions	28	19	636	416
Shares redeemed	(280)	(361)	(6,854)	(8,084)
Net increase (decrease)	(192)	(237)	$(4,749)	$(5,338)
Class I
Shares sold	2,386	3,192	$63,789	$77,403
Reinvestment of distributions	693	346	16,819	7,975
Shares redeemed	(4,794)	(5,428)	(127,428)	(130,786)
Net increase (decrease)	(1,715)	(1,890)	$(46,820)	$(45,408)
Class Z
Shares sold	2,708	2,604	$72,750	$62,842
Reinvestment of distributions	550	307	13,319	7,055
Shares redeemed	(5,924)	(3,933)	(160,308)	(94,840)
Net increase (decrease)	(2,666)	(1,022)	$(74,239)	$(24,943)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Diversified International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Diversified International Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2024, $58,243,586, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $591,392 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 2%; Class M designates 3%; Class C designates 6%; Class I designates 2%; and Class Z designates 2%; of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Class I, and Class Z designate 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor Diversified International Fund
Class A	12/11/2023	$0.3154	$0.0423
Class M	12/11/2023	$0.2575	$0.0423
Class C	12/11/2023	$0.1225	$0.0423
Class I	12/11/2023	$0.3680	$0.0423
Class Z	12/11/2023	$0.4069	$0.0423

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	9,667,916,942.83	98.16
Withheld	181,261,836.48	1.84
TOTAL	9,849,178,779.31	100.00
Robert A. Lawrence
Affirmative	9,643,385,159.26	97.91
Withheld	205,793,620.05	2.09
TOTAL	9,849,178,779.31	100.00
Vijay C. Advani
Affirmative	9,650,856,015.95	97.99
Withheld	198,322,763.36	2.01
TOTAL	9,849,178,779.31	100.00
Thomas P. Bostick
Affirmative	9,653,685,826.52	98.02
Withheld	195,492,952.79	1.98
TOTAL	9,849,178,779.31	100.00
Donald F. Donahue
Affirmative	9,653,599,026.45	98.01
Withheld	195,579,752.86	1.99
TOTAL	9,849,178,779.31	100.00
Vicki L. Fuller
Affirmative	9,666,491,582.97	98.15
Withheld	182,687,196.34	1.85
TOTAL	9,849,178,779.31	100.00
Patricia L. Kampling
Affirmative	9,664,290,979.63	98.12
Withheld	184,887,799.68	1.88
TOTAL	9,849,178,779.31	100.00
Thomas A. Kennedy
Affirmative	9,646,944,497.07	97.95
Withheld	202,234,282.24	2.05
TOTAL	9,849,178,779.31	100.00
Oscar Munoz
Affirmative	9,652,669,495.50	98.00
Withheld	196,509,283.81	2.00
TOTAL	9,849,178,779.31	100.00
Karen B. Peetz
Affirmative	9,656,405,594.63	98.04
Withheld	192,773,184.68	1.96
TOTAL	9,849,178,779.31	100.00
David M. Thomas
Affirmative	9,644,713,946.63	97.92
Withheld	204,464,832.68	2.08
TOTAL	9,849,178,779.31	100.00
Susan Tomasky
Affirmative	9,654,121,207.44	98.02
Withheld	195,057,571.87	1.98
TOTAL	9,849,178,779.31	100.00
Michael E. Wiley
Affirmative	9,642,438,416.20	97.90
Withheld	206,740,363.11	2.10
TOTAL	9,849,178,779.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Diversified International Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board considered that the fund has a variable unified management fee, which covers expenses for services beyond portfolio management. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the similar sales load structure growth competitive median for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.728709.125
ADIF-ANN-1224
Fidelity Advisor® Overseas Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Overseas Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($) (000s)
Bailiwick of Jersey - 0.4%
JTC PLC (a)	129,400	1,715
Belgium - 0.8%
Azelis Group NV	40,800	809
KBC Group NV	31,675	2,297
TOTAL BELGIUM		3,106
Canada - 1.5%
Constellation Software, Inc.	1,780	5,368
Constellation Software, Inc. warrants 3/31/40 (b)(c)	2,780	0
Lumine Group, Inc. (b)	22,141	516
TOTAL CANADA		5,884
Denmark - 4.4%
DSV A/S	24,700	5,368
Novo Nordisk A/S Series B	101,900	11,430
TOTAL DENMARK		16,798
France - 11.2%
Accor SA	84,200	3,816
Air Liquide SA	38,511	6,905
Alten SA	22,075	1,866
Capgemini SA	25,978	4,507
Dassault Systemes SA	106,000	3,628
EssilorLuxottica SA	20,925	4,903
LVMH Moet Hennessy Louis Vuitton SE	9,781	6,511
Safran SA	34,600	7,832
Thales SA	18,900	3,046
TOTAL FRANCE		43,014
Germany - 8.9%
Allianz SE	19,223	6,052
Deutsche Borse AG	25,103	5,831
Hannover Reuck SE	21,629	5,682
Merck KGaA	20,900	3,456
SAP SE	48,400	11,301
Siemens Healthineers AG (a)	31,700	1,654
TOTAL GERMANY		33,976
India - 0.8%
HDFC Bank Ltd.	144,984	2,980
Indonesia - 0.9%
PT Bank Central Asia Tbk	5,470,900	3,541
Ireland - 1.0%
Kingspan Group PLC (Ireland)	43,904	3,852
Italy - 3.8%
FinecoBank SpA	219,563	3,507
GVS SpA (a)(b)	28,462	191
Industrie de Nora SpA (d)	16,200	152
Interpump Group SpA	5,900	262
Recordati SpA	84,220	4,773
UniCredit SpA	126,789	5,609
TOTAL ITALY		14,494
Japan - 16.1%
Ajinomoto Co., Inc.	117,600	4,518
BayCurrent Consulting, Inc.	40,000	1,300
Capcom Co. Ltd.	100,500	1,989
DENSO Corp.	117,100	1,663
Disco Corp.	1,500	427
Ebara Corp.	1,300	20
Fuji Electric Co. Ltd.	12,940	659
FUJIFILM Holdings Corp.	175,300	4,170
Hitachi Ltd.	336,700	8,460
Hoya Corp.	38,331	5,128
Mitsubishi Heavy Industries Ltd.	475,000	6,706
NOF Corp.	134,013	2,177
Renesas Electronics Corp.	205,900	2,759
Rohto Pharmaceutical Co. Ltd.	52,700	1,185
Shin-Etsu Chemical Co. Ltd.	188,106	6,893
Suzuki Motor Corp.	202,684	2,011
TIS, Inc.	42,727	1,065
Tokio Marine Holdings, Inc.	209,089	7,531
Tokyo Electron Ltd.	21,281	3,132
TOTAL JAPAN		61,793
Netherlands - 6.3%
ASML Holding NV (Netherlands)	17,006	11,488
IMCD NV	28,850	4,583
Topicus.Com, Inc.	6,230	533
Wolters Kluwer NV	45,014	7,575
TOTAL NETHERLANDS		24,179
Spain - 1.2%
CaixaBank SA	763,800	4,654
Sweden - 2.7%
Addlife AB B Shares	124,837	1,586
Atlas Copco AB (A Shares)	241,692	3,989
Indutrade AB	171,925	4,657
Kry International AB (b)(c)(e)	7,253	152
TOTAL SWEDEN		10,384
Switzerland - 3.4%
ABB Ltd. (Reg.)	14,804	823
Galderma Group AG (b)	17,965	1,681
Partners Group Holding AG	3,880	5,360
Sika AG	18,082	5,036
TOTAL SWITZERLAND		12,900
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	172,300	5,421
United Kingdom - 17.8%
3i Group PLC	134,000	5,495
AstraZeneca PLC (United Kingdom)	60,000	8,538
BAE Systems PLC	295,000	4,755
Compass Group PLC	239,254	7,770
Diploma PLC	63,967	3,512
Halma PLC	91,400	2,917
InterContinental Hotel Group PLC	45,628	5,033
Lloyds Banking Group PLC	5,797,900	3,980
London Stock Exchange Group PLC	54,600	7,400
RELX PLC (London Stock Exchange)	182,384	8,364
Rolls-Royce Holdings PLC (b)	711,600	4,910
Sage Group PLC	229,100	2,864
Tesco PLC	655,400	2,894
TOTAL UNITED KINGDOM		68,432
United States of America - 15.5%
Alcon, Inc. (Switzerland)	56,500	5,207
CDW Corp.	1,357	255
CRH PLC	43,400	4,142
Experian PLC	109,200	5,318
Ferguson Enterprises, Inc.	24,800	4,899
Holcim AG	48,430	4,771
ICON PLC (b)	9,100	2,021
Linde PLC	13,734	6,265
Marsh & McLennan Companies, Inc.	29,730	6,488
S&P Global, Inc.	11,931	5,731
Schneider Electric SA	27,500	7,124
Thermo Fisher Scientific, Inc.	5,400	2,950
Visa, Inc. Class A	14,900	4,319
TOTAL UNITED STATES OF AMERICA		59,490
TOTAL COMMON STOCKS (Cost $256,932)		376,613

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (f)	5,787,329	5,788
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	141,760	142
TOTAL MONEY MARKET FUNDS (Cost $5,930)		5,930

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $262,862)	382,543
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,312
NET ASSETS - 100.0%	383,855

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,560,000 or 0.9% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,000 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21 - 10/30/24	480

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	4,244	73,677	72,133	194	-	-	5,788	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	3,240	3,098	6	-	-	142	0.0%
Total	4,244	76,917	75,231	200	-	-	5,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,989	-	1,989	-
Consumer Discretionary	26,804	3,816	22,988	-
Consumer Staples	8,597	-	8,597	-
Financials	88,172	35,099	53,073	-
Health Care	53,327	28,231	25,096	-
Industrials	99,166	44,224	54,942	-
Information Technology	62,369	25,807	36,410	152
Materials	36,189	20,214	15,975	-

Money Market Funds	5,930	5,930	-	-
Total Investments in Securities:	382,543	163,321	219,070	152
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $129) - See accompanying schedule:
Unaffiliated issuers (cost $256,932)	$376,613
Fidelity Central Funds (cost $5,930)	5,930

Total Investment in Securities (cost $262,862)		$382,543
Receivable for investments sold		2,956
Receivable for fund shares sold		129
Dividends receivable		595
Reclaims receivable		1,669
Distributions receivable from Fidelity Central Funds		15
Other receivables		91
Total assets		387,998
Liabilities
Payable for investments purchased	$3,410
Payable for fund shares redeemed	187
Accrued management fee	199
Distribution and service plan fees payable	88
Other payables and accrued expenses	117
Collateral on securities loaned	142
Total liabilities		4,143
Net Assets		$383,855
Net Assets consist of:
Paid in capital		$277,331
Total accumulated earnings (loss)		106,524
Net Assets		$383,855

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($45,467 ÷ 1,399 shares)(a)(b)		$32.49
Maximum offering price per share (100/94.25 of $32.49)		$34.47
Class M :
Net Asset Value and redemption price per share ($175,287 ÷ 5,265 shares)(a)		$33.29
Maximum offering price per share (100/96.50 of $33.29)		$34.50
Class C :
Net Asset Value and offering price per share ($2,615 ÷ 85 shares)(a)(b)		$30.78
Class I :
Net Asset Value, offering price and redemption price per share ($50,814 ÷ 1,514 shares)(b)		$33.57
Class Z :
Net Asset Value, offering price and redemption price per share ($109,672 ÷ 3,272 shares)		$33.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended October 31, 2024 Amounts in thousands
Investment Income
Dividends		$7,346
Income from Fidelity Central Funds (including $6 from security lending)		200
Income before foreign taxes withheld		$7,546
Less foreign taxes withheld		(530)
Total income		7,016
Expenses
Management fee
Basic fee	$2,873
Performance adjustment	(450)
Transfer agent fees	172
Distribution and service plan fees	1,045
Accounting fees	60
Custodian fees and expenses	51
Independent trustees' fees and expenses	2
Registration fees	74
Audit fees	100
Legal	2
Miscellaneous	10
Total expenses before reductions	3,939
Expense reductions	(17)
Total expenses after reductions		3,922
Net Investment income (loss)		3,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $97)	18,608
Foreign currency transactions	(28)
Total net realized gain (loss)		18,580
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $24)	60,154
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		60,167
Net gain (loss)		78,747
Net increase (decrease) in net assets resulting from operations		$81,841
Statement of Changes in Net Assets

Amount in thousands	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,094	$3,255
Net realized gain (loss)	18,580	7,127
Change in net unrealized appreciation (depreciation)	60,167	30,705
Net increase (decrease) in net assets resulting from operations	81,841	41,087
Distributions to shareholders	(2,839)	(1,443)

Share transactions - net increase (decrease)	(22,452)	(26,879)
Total increase (decrease) in net assets	56,550	12,765

Net Assets
Beginning of period	327,305	314,540
End of period	$383,855	$327,305

Financial Highlights
Fidelity Advisor® Overseas Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.09	$23.29	$34.07	$24.73	$24.27
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.14	(.04)	(.02)
Net realized and unrealized gain (loss)	6.39	2.67	(10.20)	9.38	.83
Total from investment operations	6.63	2.90	(10.06)	9.34	.81
Distributions from net investment income	(.23)	(.10)	-	-	(.35)
Distributions from net realized gain	-	-	(.72)	-	-
Total distributions	(.23)	(.10)	(.72)	-	(.35)
Net asset value, end of period	$32.49	$26.09	$23.29	$34.07	$24.73
Total Return C,D	25.50%	12.43%	(30.12)%	37.77%	3.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.07%	1.13%	1.36%	1.43%	1.49%
Expenses net of fee waivers, if any	1.06%	1.12%	1.36%	1.43%	1.49%
Expenses net of all reductions	1.06%	1.12%	1.36%	1.43%	1.48%
Net investment income (loss)	.77%	.84%	.51%	(.12)%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$45	$38	$35	$56	$46
Portfolio turnover rate G	34%	37%	46%	33% H	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.73	$23.85	$34.94	$25.41	$24.94
Income from Investment Operations
Net investment income (loss) A,B	.18	.18	.09	(.11)	(.07)
Net realized and unrealized gain (loss)	6.54	2.73	(10.46)	9.64	.84
Total from investment operations	6.72	2.91	(10.37)	9.53	.77
Distributions from net investment income	(.16)	(.03)	-	-	(.30)
Distributions from net realized gain	-	-	(.72)	-	-
Total distributions	(.16)	(.03)	(.72)	-	(.30)
Net asset value, end of period	$33.29	$26.73	$23.85	$34.94	$25.41
Total Return C,D	25.21%	12.21%	(30.26)%	37.50%	3.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.28%	1.33%	1.57%	1.65%	1.71%
Expenses net of fee waivers, if any	1.28%	1.33%	1.57%	1.65%	1.70%
Expenses net of all reductions	1.28%	1.33%	1.57%	1.65%	1.70%
Net investment income (loss)	.55%	.64%	.30%	(.34)%	(.29)%
Supplemental Data
Net assets, end of period (in millions)	$175	$155	$150	$238	$194
Portfolio turnover rate G	34%	37%	46%	33% H	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.71	$22.15	$32.69	$23.92	$23.46
Income from Investment Operations
Net investment income (loss) A,B	.01	.01	(.08)	(.28)	(.21)
Net realized and unrealized gain (loss)	6.06	2.55	(9.74)	9.05	.80
Total from investment operations	6.07	2.56	(9.82)	8.77	.59
Distributions from net investment income	-	-	-	-	(.13)
Distributions from net realized gain	-	-	(.72)	-	-
Total distributions	-	-	(.72)	-	(.13)
Net asset value, end of period	$30.78	$24.71	$22.15	$32.69	$23.92
Total Return C,D	24.56%	11.56%	(30.66)%	36.66%	2.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.81%	1.92%	2.16%	2.25%	2.31%
Expenses net of fee waivers, if any	1.81%	1.91%	2.16%	2.25%	2.31%
Expenses net of all reductions	1.81%	1.91%	2.16%	2.25%	2.30%
Net investment income (loss)	.02%	.05%	(.29)%	(.94)%	(.89)%
Supplemental Data
Net assets, end of period (in millions)	$3	$2	$3	$5	$5
Portfolio turnover rate G	34%	37%	46%	33% H	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.94	$24.03	$35.03	$25.35	$24.79
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.23	.06	.07
Net realized and unrealized gain (loss)	6.58	2.75	(10.51)	9.62	.84
Total from investment operations	6.93	3.07	(10.28)	9.68	.91
Distributions from net investment income	(.30)	(.16)	-	-	(.35)
Distributions from net realized gain	-	-	(.72)	-	-
Total distributions	(.30)	(.16)	(.72)	-	(.35)
Net asset value, end of period	$33.57	$26.94	$24.03	$35.03	$25.35
Total Return C	25.87%	12.78%	(29.91)%	38.19%	3.68%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.77%	.83%	1.08%	1.12%	1.15%
Expenses net of fee waivers, if any	.77%	.83%	1.08%	1.12%	1.15%
Expenses net of all reductions	.77%	.83%	1.08%	1.12%	1.14%
Net investment income (loss)	1.06%	1.14%	.79%	.19%	.27%
Supplemental Data
Net assets, end of period (in millions)	$51	$49	$48	$85	$121
Portfolio turnover rate F	34%	37%	46%	33% G	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class Z

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.91	$24.03	$34.97	$25.28	$24.79
Income from Investment Operations
Net investment income (loss) A,B	.38	.36	.27	.09	.09
Net realized and unrealized gain (loss)	6.58	2.74	(10.49)	9.60	.84
Total from investment operations	6.96	3.10	(10.22)	9.69	.93
Distributions from net investment income	(.35)	(.22)	-	-	(.44)
Distributions from net realized gain	-	-	(.72)	-	-
Total distributions	(.35)	(.22)	(.72)	-	(.44)
Net asset value, end of period	$33.52	$26.91	$24.03	$34.97	$25.28
Total Return C	26.03%	12.90%	(29.79)%	38.33%	3.77%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.66%	.70%	.94%	1.02%	1.07%
Expenses net of fee waivers, if any	.66%	.69%	.93%	1.02%	1.06%
Expenses net of all reductions	.66%	.69%	.93%	1.02%	1.05%
Net investment income (loss)	1.17%	1.27%	.94%	.29%	.35%
Supplemental Data
Net assets, end of period (in millions)	$110	$83	$80	$108	$47
Portfolio turnover rate F	34%	37%	46%	33% G	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$121,495
Gross unrealized depreciation	(4,357)
Net unrealized appreciation (depreciation)	$117,138
Tax Cost	$265,405

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,921
Capital loss carryforward	$(15,439)
Net unrealized appreciation (depreciation) on securities and other investments	$117,081

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(15,439)
Long-term	-
Total capital loss carryforward	$(15,439)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$2,839	$ 1,443
Total	$2,839	$ 1,443

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Overseas Fund	126,128	148,096
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Class I	.82
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Class I	.82
Class Z	.70

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Overseas Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the asset-weighted return of all classes. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was (.12)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	113	2
Class M	.25%	.25%	904	3
Class C	.75%	.25%	28	2
			1,045	7

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4
Class M	1
Class C A	- B 5
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.1739
Class C	.2000
Class I	.1679
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	29.20
Class M	100.17
Class C	2.21
Class I	28.17
Class Z	13.04
	172

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Overseas Fund	.0497

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Overseas Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount($)
Fidelity Advisor Overseas Fund	- A

A In the amount of less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Overseas Fund	2,261	10,035	2,382

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Overseas Fund	22

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Overseas Fund	1
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Overseas Fund	1	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Overseas Fund
Distributions to shareholders
Class A	$323	$143
Class M	922	199
Class I	511	328
Class Z	1,083	773
Total	$2,839	$1,443
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Overseas Fund
Class A
Shares sold	109	252	$3,492	$7,037
Reinvestment of distributions	11	5	304	135
Shares redeemed	(162)	(319)	(5,130)	(8,807)
Net increase (decrease)	(42)	(62)	$(1,334)	$(1,635)
Class M
Shares sold	474	675	$15,411	$19,002
Reinvestment of distributions	31	7	908	197
Shares redeemed	(1,046)	(1,149)	(34,048)	(32,405)
Net increase (decrease)	(541)	(467)	$(17,729)	$(13,206)
Class C
Shares sold	11	13	$330	$351
Shares redeemed	(24)	(36)	(737)	(934)
Net increase (decrease)	(13)	(23)	$(407)	$(583)
Class I
Shares sold	433	971	$14,036	$28,244
Reinvestment of distributions	15	11	445	290
Shares redeemed	(752)	(1,147)	(23,940)	(33,319)
Net increase (decrease)	(304)	(165)	$(9,459)	$(4,785)
Class Z
Shares sold	842	618	$27,812	$17,103
Reinvestment of distributions	9	6	279	165
Shares redeemed	(668)	(846)	(21,614)	(23,938)
Net increase (decrease)	183	(222)	$6,477	$(6,670)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Overseas Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Overseas Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $39,763 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 4% and 11%; Class M designates 6%, and 11%; Class I designates 3% and 11%; and Class Z designates 3%, and 11%; of the dividends distributed December 1st and December 29th, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class I, and Class Z designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor Overseas Funds
Class A	12/04/2023	$0.2444	$0.0534
Class M	12/04/2023	$0.1824	$0.0534
Class C	12/04/2023	$0.0000	$0.0000
Class I	12/04/2023	$0.3159	$0.0534
Class Z	12/04/2023	$0.3626	$0.0534

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	9,667,916,942.83	98.16
Withheld	181,261,836.48	1.84
TOTAL	9,849,178,779.31	100.00
Robert A. Lawrence
Affirmative	9,643,385,159.26	97.91
Withheld	205,793,620.05	2.09
TOTAL	9,849,178,779.31	100.00
Vijay C. Advani
Affirmative	9,650,856,015.95	97.99
Withheld	198,322,763.36	2.01
TOTAL	9,849,178,779.31	100.00
Thomas P. Bostick
Affirmative	9,653,685,826.52	98.02
Withheld	195,492,952.79	1.98
TOTAL	9,849,178,779.31	100.00
Donald F. Donahue
Affirmative	9,653,599,026.45	98.01
Withheld	195,579,752.86	1.99
TOTAL	9,849,178,779.31	100.00
Vicki L. Fuller
Affirmative	9,666,491,582.97	98.15
Withheld	182,687,196.34	1.85
TOTAL	9,849,178,779.31	100.00
Patricia L. Kampling
Affirmative	9,664,290,979.63	98.12
Withheld	184,887,799.68	1.88
TOTAL	9,849,178,779.31	100.00
Thomas A. Kennedy
Affirmative	9,646,944,497.07	97.95
Withheld	202,234,282.24	2.05
TOTAL	9,849,178,779.31	100.00
Oscar Munoz
Affirmative	9,652,669,495.50	98.00
Withheld	196,509,283.81	2.00
TOTAL	9,849,178,779.31	100.00
Karen B. Peetz
Affirmative	9,656,405,594.63	98.04
Withheld	192,773,184.68	1.96
TOTAL	9,849,178,779.31	100.00
David M. Thomas
Affirmative	9,644,713,946.63	97.92
Withheld	204,464,832.68	2.08
TOTAL	9,849,178,779.31	100.00
Susan Tomasky
Affirmative	9,654,121,207.44	98.02
Withheld	195,057,571.87	1.98
TOTAL	9,849,178,779.31	100.00
Michael E. Wiley
Affirmative	9,642,438,416.20	97.90
Withheld	206,740,363.11	2.10
TOTAL	9,849,178,779.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Overseas Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unitary management fee that covers expenses for services beyond portfolio management.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.538536.127
OS-ANN-1224
Fidelity Advisor® International Capital Appreciation Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® International Capital Appreciation Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Brazil - 1.5%
MercadoLibre, Inc. (a)	64,520	131,438,854
Canada - 6.3%
Brookfield Asset Management Ltd. Class A (b)	2,851,382	151,237,301
Canadian Pacific Kansas City Ltd.	1,770,119	136,552,219
Constellation Software, Inc.	49,773	150,105,087
Constellation Software, Inc. warrants 3/31/40 (a)(c)	50,717	4
Thomson Reuters Corp.	707,813	115,859,993
TOTAL CANADA		553,754,604
China - 5.3%
Meituan Class B (a)(d)	5,987,700	141,491,585
Tencent Holdings Ltd.	4,118,200	214,731,723
Trip.com Group Ltd. ADR (a)	1,650,300	106,279,320
TOTAL CHINA		462,502,628
Denmark - 4.3%
DSV A/S	561,008	121,932,474
Novo Nordisk A/S Series B	2,236,881	250,899,784
TOTAL DENMARK		372,832,258
France - 8.8%
Air Liquide SA	785,755	140,886,974
Compagnie de St.-Gobain	1,435,260	130,156,478
Hermes International SCA	66,275	149,515,969
LVMH Moet Hennessy Louis Vuitton SE	289,859	192,965,093
Safran SA	664,615	150,446,042
TOTAL FRANCE		763,970,556
Germany - 3.9%
HeidelbergCement AG	1,147,728	126,342,243
SAP SE	915,761	213,816,548
TOTAL GERMANY		340,158,791
India - 7.9%
Axis Bank Ltd.	9,225,058	126,722,718
Bharti Airtel Ltd.	7,249,211	138,749,725
HDFC Bank Ltd.	7,339,202	150,851,156
ICICI Bank Ltd.	9,758,856	149,692,501
Larsen & Toubro Ltd.	2,873,905	123,450,230
TOTAL INDIA		689,466,330
Indonesia - 1.5%
PT Bank Central Asia Tbk	203,749,341	131,865,872
Ireland - 1.3%
Kingspan Group PLC (Ireland)	1,288,205	113,010,408
Italy - 2.8%
Ferrari NV (Italy)	273,166	130,680,552
Prysmian SpA	1,627,131	114,725,679
TOTAL ITALY		245,406,231
Japan - 12.6%
Disco Corp.	521,507	148,386,890
Hitachi Ltd.	6,522,721	163,882,453
Hoya Corp.	1,060,593	141,901,030
Keyence Corp.	335,282	151,350,882
Recruit Holdings Co. Ltd.	2,295,977	140,198,162
Shin-Etsu Chemical Co. Ltd.	3,753,603	137,546,895
Tokio Marine Holdings, Inc.	4,183,937	150,689,365
Tokyo Electron Ltd.	410,250	60,369,542
TOTAL JAPAN		1,094,325,219
Netherlands - 5.2%
ASM International NV (Netherlands)	232,809	129,708,498
ASML Holding NV (Netherlands)	295,009	199,340,620
Wolters Kluwer NV	717,324	120,707,642
TOTAL NETHERLANDS		449,756,760
Sweden - 1.4%
Atlas Copco AB (A Shares)	7,606,622	125,535,256
Switzerland - 1.8%
ABB Ltd. (Reg.)	2,809,247	156,113,055
Taiwan - 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,448,618	391,653,572
United Kingdom - 10.9%
3i Group PLC	3,172,265	130,087,348
Ashtead Group PLC	1,812,104	135,243,421
BAE Systems PLC	8,141,639	131,221,315
InterContinental Hotel Group PLC	1,239,447	136,707,968
London Stock Exchange Group PLC	1,002,867	135,924,475
RELX PLC (London Stock Exchange)	3,080,079	141,251,513
Rolls-Royce Holdings PLC (a)	20,418,789	140,897,786
TOTAL UNITED KINGDOM		951,333,826
United States of America - 19.4%
Arthur J. Gallagher & Co.	435,273	122,398,768
Broadcom, Inc.	809,551	137,437,473
CRH PLC	1,219,795	116,297,613
Experian PLC	2,726,526	132,788,705
Holcim AG	1,369,488	134,926,801
Linde PLC	255,017	116,326,005
Marsh & McLennan Companies, Inc.	554,652	121,047,252
MasterCard, Inc. Class A	275,873	137,823,392
Moody's Corp.	249,838	113,436,446
S&P Global, Inc.	257,462	123,674,446
Schneider Electric SA	688,325	178,309,735
Visa, Inc. Class A	489,878	141,991,138
Waste Connections, Inc. (Canada)	641,394	113,381,194
TOTAL UNITED STATES OF AMERICA		1,689,838,968
TOTAL COMMON STOCKS (Cost $6,414,134,092)		8,662,963,188

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	56,097,266	56,108,485
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	141,753,825	141,768,000
TOTAL MONEY MARKET FUNDS (Cost $197,876,485)		197,876,485

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $6,612,010,577)	8,860,839,673
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(146,809,589)
NET ASSETS - 100.0%	8,714,030,084

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,491,585 or 1.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	101,117,912	2,920,246,104	2,965,265,321	7,365,250	9,790	-	56,108,485	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	21,521,790	372,609,626	252,363,416	49,576	-	-	141,768,000	0.6%
Total	122,639,702	3,292,855,730	3,217,628,737	7,414,826	9,790	-	197,876,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	353,481,448	-	353,481,448	-
Consumer Discretionary	989,079,341	517,914,695	471,164,646	-
Financials	1,887,442,178	911,608,743	975,833,435	-
Health Care	392,800,814	-	392,800,814	-
Industrials	2,685,663,760	1,104,201,735	1,581,462,025	-
Information Technology	1,582,169,116	616,591,678	965,577,434	4
Materials	772,326,531	493,892,662	278,433,869	-

Money Market Funds	197,876,485	197,876,485	-	-
Total Investments in Securities:	8,860,839,673	3,842,085,998	5,018,753,671	4
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $136,715,904) - See accompanying schedule:
Unaffiliated issuers (cost $6,414,134,092)	$8,662,963,188
Fidelity Central Funds (cost $197,876,485)	197,876,485

Total Investment in Securities (cost $6,612,010,577)		$8,860,839,673
Foreign currency held at value (cost $24,422)		24,418
Receivable for investments sold		79,558,252
Receivable for fund shares sold		8,679,132
Dividends receivable		9,016,253
Reclaims receivable		12,437,159
Distributions receivable from Fidelity Central Funds		418,197
Prepaid expenses		10,050
Other receivables		1,966,534
Total assets		8,972,949,668
Liabilities
Payable for investments purchased	$73,557,699
Payable for fund shares redeemed	8,336,041
Accrued management fee	5,483,509
Distribution and service plan fees payable	308,701
Deferred taxes	28,977,471
Other payables and accrued expenses	488,163
Collateral on securities loaned	141,768,000
Total liabilities		258,919,584
Net Assets		$8,714,030,084
Net Assets consist of:
Paid in capital		$6,760,025,934
Total accumulated earnings (loss)		1,954,004,150
Net Assets		$8,714,030,084

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($643,558,970 ÷ 21,260,682 shares)(a)		$30.27
Maximum offering price per share (100/94.25 of $30.27)		$32.12
Class M :
Net Asset Value and redemption price per share ($192,004,317 ÷ 6,563,076 shares)(a)		$29.26
Maximum offering price per share (100/96.50 of $29.26)		$30.32
Class C :
Net Asset Value and offering price per share ($105,448,818 ÷ 4,118,064 shares)(a)		$25.61
Class I :
Net Asset Value, offering price and redemption price per share ($5,528,020,951 ÷ 169,378,137 shares)		$32.64
Class Z :
Net Asset Value, offering price and redemption price per share ($2,244,997,028 ÷ 68,527,553 shares)		$32.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$104,817,061
Income from Fidelity Central Funds (including $49,576 from security lending)		7,414,826
Income before foreign taxes withheld		$112,231,887
Less foreign taxes withheld		(7,566,334)
Total income		104,665,553
Expenses
Management fee
Basic fee	$58,449,914
Performance adjustment	3,463,500
Transfer agent fees	3,183,738
Distribution and service plan fees	3,486,737
Accounting fees	576,480
Custodian fees and expenses	841,660
Independent trustees' fees and expenses	33,482
Registration fees	475,909
Audit fees	95,227
Legal	6,288
Interest	173,438
Miscellaneous	277,629
Total expenses before reductions	71,064,002
Expense reductions	(325,136)
Total expenses after reductions		70,738,866
Net Investment income (loss)		33,926,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,052,969)	363,149,952
Fidelity Central Funds	9,790
Foreign currency transactions	2,833,272
Total net realized gain (loss)		365,993,014
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $19,641,781)	1,341,044,675
Assets and liabilities in foreign currencies	(157,786)
Total change in net unrealized appreciation (depreciation)		1,340,886,889
Net gain (loss)		1,706,879,903
Net increase (decrease) in net assets resulting from operations		$1,740,806,590
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,926,687	$25,633,375
Net realized gain (loss)	365,993,014	65,435,640
Change in net unrealized appreciation (depreciation)	1,340,886,889	619,562,948
Net increase (decrease) in net assets resulting from operations	1,740,806,590	710,631,963
Distributions to shareholders	(23,553,740)	-

Share transactions - net increase (decrease)	1,277,028,450	263,865,104
Total increase (decrease) in net assets	2,994,281,300	974,497,067

Net Assets
Beginning of period	5,719,748,784	4,745,251,717
End of period	$8,714,030,084	$5,719,748,784

Financial Highlights
Fidelity Advisor® International Capital Appreciation Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.51	$20.33	$30.72	$24.14	$21.45
Income from Investment Operations
Net investment income (loss) A,B	.06	.06	(.04)	(.09)	- C
Net realized and unrealized gain (loss)	6.74	3.12	(9.21)	6.67	2.77
Total from investment operations	6.80	3.18	(9.25)	6.58	2.77
Distributions from net investment income	(.04)	-	-	-	(.08)
Distributions from net realized gain	-	-	(1.14)	-	-
Total distributions	(.04)	-	(1.14)	-	(.08)
Net asset value, end of period	$30.27	$23.51	$20.33	$30.72	$24.14
Total Return D,E	28.97%	15.64%	(31.18)%	27.26%	12.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.14%	1.06%	1.24%	1.23%	1.28%
Expenses net of fee waivers, if any	1.14%	1.06%	1.24%	1.23%	1.28%
Expenses net of all reductions	1.14%	1.06%	1.24%	1.23%	1.24%
Net investment income (loss)	.19%	.23%	(.18)%	(.30)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$643,559	$464,374	$400,112	$592,640	$382,795
Portfolio turnover rate H	63%	80%	110% I	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.74	$19.71	$29.82	$23.49	$20.89
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.01)	(.10)	(.15)	(.06)
Net realized and unrealized gain (loss)	6.54	3.04	(8.95)	6.48	2.70
Total from investment operations	6.52	3.03	(9.05)	6.33	2.64
Distributions from net investment income	-	-	-	-	(.04)
Distributions from net realized gain	-	-	(1.06)	-	-
Total distributions	-	-	(1.06)	-	(.04)
Net asset value, end of period	$29.26	$22.74	$19.71	$29.82	$23.49
Total Return C,D	28.67%	15.37%	(31.39)%	26.95%	12.67%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.39%	1.31%	1.49%	1.49%	1.53%
Expenses net of fee waivers, if any	1.39%	1.31%	1.49%	1.48%	1.53%
Expenses net of all reductions	1.39%	1.31%	1.49%	1.48%	1.49%
Net investment income (loss)	(.06)%	(.02)%	(.43)%	(.55)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$192,004	$149,358	$126,232	$191,997	$143,072
Portfolio turnover rate G	63%	80%	110% H	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.00	$17.43	$26.58	$21.04	$18.77
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.11)	(.20)	(.26)	(.15)
Net realized and unrealized gain (loss)	5.75	2.68	(7.92)	5.80	2.42
Total from investment operations	5.61	2.57	(8.12)	5.54	2.27
Distributions from net realized gain	-	-	(1.03)	-	-
Total distributions	-	-	(1.03)	-	-
Net asset value, end of period	$25.61	$20.00	$17.43	$26.58	$21.04
Total Return C,D	28.05%	14.74%	(31.70)%	26.33%	12.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.90%	1.81%	1.99%	1.98%	2.02%
Expenses net of fee waivers, if any	1.89%	1.81%	1.99%	1.98%	2.02%
Expenses net of all reductions	1.89%	1.81%	1.99%	1.98%	1.99%
Net investment income (loss)	(.56)%	(.52)%	(.93)%	(1.05)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$105,449	$96,072	$97,124	$169,018	$125,630
Portfolio turnover rate G	63%	80%	110% H	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.33	$21.85	$32.92	$25.83	$22.93
Income from Investment Operations
Net investment income (loss) A,B	.14	.13	.02	(.01)	.06
Net realized and unrealized gain (loss)	7.28	3.35	(9.88)	7.13	2.97
Total from investment operations	7.42	3.48	(9.86)	7.12	3.03
Distributions from net investment income	(.11)	-	-	(.03)	(.13)
Distributions from net realized gain	-	-	(1.21)	-	-
Total distributions	(.11)	-	(1.21)	(.03)	(.13)
Net asset value, end of period	$32.64	$25.33	$21.85	$32.92	$25.83
Total Return C	29.34%	15.93%	(31.01)%	27.60%	13.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.89%	.80%	.98%	.97%	1.01%
Expenses net of fee waivers, if any	.88%	.79%	.97%	.97%	1.01%
Expenses net of all reductions	.88%	.79%	.97%	.97%	.97%
Net investment income (loss)	.45%	.49%	.08%	(.04)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$5,528,021	$3,758,357	$3,228,604	$6,128,293	$3,883,309
Portfolio turnover rate F	63%	80%	110% G	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class Z

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.43	$21.90	$32.99	$25.88	$22.96
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.06	.03	.09
Net realized and unrealized gain (loss)	7.29	3.37	(9.91)	7.14	2.98
Total from investment operations	7.47	3.53	(9.85)	7.17	3.07
Distributions from net investment income	(.14)	-	-	(.06)	(.15)
Distributions from net realized gain	-	-	(1.24)	-	-
Total distributions	(.14)	-	(1.24)	(.06)	(.15)
Net asset value, end of period	$32.76	$25.43	$21.90	$32.99	$25.88
Total Return C	29.44%	16.12%	(30.93)%	27.73%	13.45%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.76%	.67%	.85%	.85%	.88%
Expenses net of fee waivers, if any	.76%	.67%	.85%	.85%	.88%
Expenses net of all reductions	.76%	.67%	.85%	.85%	.84%
Net investment income (loss)	.57%	.62%	.21%	.09%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,244,997	$1,251,587	$893,180	$1,845,967	$1,130,329
Portfolio turnover rate F	63%	80%	110% G	128%	121%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,278,058,533
Gross unrealized depreciation	(71,731,302)
Net unrealized appreciation (depreciation)	$2,206,327,231
Tax Cost	$6,654,512,442

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$60,668,731
Capital loss carryforward	$(283,412,891)
Net unrealized appreciation (depreciation) on securities and other investments	$2,205,725,782

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(283,412,891)
Total capital loss carryforward	$(283,412,891)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$23,553,740	$ -
Long-term Capital Gains	-	-
Total	$23,553,740	$ -

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	6,155,615,691	4,814,207,690
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.85
Class I	.84
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.80
Class I	.80
Class Z	.68

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor International Capital Appreciation Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .04%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,483,052	58,464
Class M	.25%	.25%	908,116	339
Class C	.75%	.25%	1,095,569	109,837
			3,486,737	168,640
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	188,164
Class M	9,623
Class CA	252
198,039
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1799
Class M	.1815
Class C	.1814
Class I	.1672
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	321,322.18
Class M	102,129.18
Class C	64,405.18
Class I	2,487,537.17
Class Z	208,345.04
	3,183,738

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor International Capital Appreciation Fund	.0257

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor International Capital Appreciation Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	4,482

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor International Capital Appreciation Fund	Borrower	59,294,947	5.54%	173,438

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor International Capital Appreciation Fund	447,347,559	160,748,526	13,603,079

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	12,087

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor International Capital Appreciation Fund	5,261	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $13,292.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $311,844.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor International Capital Appreciation Fund
Distributions to shareholders
Class A	$870,929	$ -
Class I	15,991,995	-
Class Z	6,690,816	-
Total	$23,553,740	$ -
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor International Capital Appreciation Fund
Class A
Shares sold	5,808,743	4,796,858	$169,048,534	$115,824,521
Reinvestment of distributions	31,487	-	831,259	-
Shares redeemed	(4,334,796)	(4,724,109)	(125,148,012)	(113,169,898)
Net increase (decrease)	1,505,434	72,749	$44,731,781	$2,654,623
Class M
Shares sold	1,113,295	1,026,152	$31,447,656	$24,224,045
Shares redeemed	(1,119,030)	(861,061)	(31,087,875)	(19,943,927)
Net increase (decrease)	(5,735)	165,091	$359,781	$4,280,118
Class C
Shares sold	529,931	531,513	$13,012,983	$11,110,295
Shares redeemed	(1,215,180)	(1,301,508)	(29,852,476)	(26,610,764)
Net increase (decrease)	(685,249)	(769,995)	$(16,839,493)	$(15,500,469)
Class I
Shares sold	70,383,221	48,481,950	$2,192,561,556	$1,261,327,839
Reinvestment of distributions	460,990	-	13,087,499	-
Shares redeemed	(49,827,073)	(47,885,050)	(1,569,187,346)	(1,214,605,904)
Net increase (decrease)	21,017,138	596,900	$636,461,709	$46,721,935
Class Z
Shares sold	36,793,530	21,823,068	$1,169,069,923	$566,083,303
Reinvestment of distributions	186,982	-	5,323,368	-
Shares redeemed	(17,679,228)	(13,377,996)	(562,078,619)	(340,374,406)
Net increase (decrease)	19,301,284	8,445,072	$612,314,672	$225,708,897
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor International Capital Appreciation Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor International Capital Appreciation Fund (the "Fund"), a fund of Fidelity Advisor Series VIII, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $364,140 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 32%; Class I designates 17%; and Class Z designates 14% of the dividends distributed in December 2023, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor International Capital Appreciation Fund
Class A	12/04/2023	$0.0606	$0.0235
Class M	12/04/2023	$0.0000	$0.0000
Class C	12/04/2023	$0.0000	$0.0000
Class I	12/04/2023	$0.1163	$0.0235
Class Z	12/04/2023	$0.1442	$0.0235

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	9,667,916,942.83	98.16
Withheld	181,261,836.48	1.84
TOTAL	9,849,178,779.31	100.00
Robert A. Lawrence
Affirmative	9,643,385,159.26	97.91
Withheld	205,793,620.05	2.09
TOTAL	9,849,178,779.31	100.00
Vijay C. Advani
Affirmative	9,650,856,015.95	97.99
Withheld	198,322,763.36	2.01
TOTAL	9,849,178,779.31	100.00
Thomas P. Bostick
Affirmative	9,653,685,826.52	98.02
Withheld	195,492,952.79	1.98
TOTAL	9,849,178,779.31	100.00
Donald F. Donahue
Affirmative	9,653,599,026.45	98.01
Withheld	195,579,752.86	1.99
TOTAL	9,849,178,779.31	100.00
Vicki L. Fuller
Affirmative	9,666,491,582.97	98.15
Withheld	182,687,196.34	1.85
TOTAL	9,849,178,779.31	100.00
Patricia L. Kampling
Affirmative	9,664,290,979.63	98.12
Withheld	184,887,799.68	1.88
TOTAL	9,849,178,779.31	100.00
Thomas A. Kennedy
Affirmative	9,646,944,497.07	97.95
Withheld	202,234,282.24	2.05
TOTAL	9,849,178,779.31	100.00
Oscar Munoz
Affirmative	9,652,669,495.50	98.00
Withheld	196,509,283.81	2.00
TOTAL	9,849,178,779.31	100.00
Karen B. Peetz
Affirmative	9,656,405,594.63	98.04
Withheld	192,773,184.68	1.96
TOTAL	9,849,178,779.31	100.00
David M. Thomas
Affirmative	9,644,713,946.63	97.92
Withheld	204,464,832.68	2.08
TOTAL	9,849,178,779.31	100.00
Susan Tomasky
Affirmative	9,654,121,207.44	98.02
Withheld	195,057,571.87	1.98
TOTAL	9,849,178,779.31	100.00
Michael E. Wiley
Affirmative	9,642,438,416.20	97.90
Withheld	206,740,363.11	2.10
TOTAL	9,849,178,779.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor International Capital Appreciation Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.711985.126
AICAP-ANN-1224
Fidelity Advisor® Focused Emerging Markets Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Focused Emerging Markets Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 0.8%
Paladin Energy Ltd. (Australia) (a)	7,432,461	48,932,396
Brazil - 4.8%
Gerdau SA sponsored ADR	26,989,580	84,207,490
Itau Unibanco Holding SA	17,734,480	107,433,356
Petroleo Brasileiro SA - Petrobras sponsored ADR	6,464,378	86,945,884
TOTAL BRAZIL		278,586,730
Canada - 1.4%
Barrick Gold Corp.	4,280,000	82,689,600
Chile - 1.4%
Antofagasta PLC	3,575,400	79,850,388
China - 31.4%
China Construction Bank Corp. (H Shares)	120,337,000	93,409,978
China Life Insurance Co. Ltd. (H Shares)	74,531,000	157,986,538
Haier Smart Home Co. Ltd. (A Shares)	41,186,899	169,204,943
Hansoh Pharmaceutical Group Co. Ltd. (b)	47,094,000	109,802,033
Kweichow Moutai Co. Ltd. (A Shares)	232,303	49,876,512
Meituan Class B (a)(b)	8,317,740	196,551,299
New Oriental Education & Technology Group, Inc.	13,317,000	83,338,554
PDD Holdings, Inc. ADR (a)	1,188,400	143,309,156
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	7,731,800	20,740,767
Shangri-La Asia Ltd.	57,356,556	41,432,094
Shenzhen Inovance Technology Co. Ltd. (A Shares)	15,834,674	123,591,670
Tencent Holdings Ltd.	9,539,700	497,420,286
Tsingtao Brewery Co. Ltd. (H Shares)	6,655,875	42,857,770
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	13,151,400	87,461,133
TOTAL CHINA		1,816,982,733
Greece - 1.9%
National Bank of Greece SA	13,974,021	109,137,733
Hong Kong - 0.8%
Pacific Basin Shipping Ltd.	172,147,000	47,412,118
Hungary - 1.3%
Richter Gedeon PLC	2,554,788	73,797,261
India - 10.8%
Axis Bank Ltd.	6,601,000	90,676,575
HDFC Bank Ltd.	5,334,696	109,650,212
ICICI Bank Ltd.	6,838,700	104,899,806
JK Cement Ltd.	1,034,400	53,031,229
Larsen & Toubro Ltd.	1,501,745	64,508,314
Solar Industries India Ltd.	377,650	45,795,598
Tata Consultancy Services Ltd.	3,366,000	158,322,666
TOTAL INDIA		626,884,400
Korea (South) - 12.4%
Hd Hyundai Mipo (a)	804,402	63,834,929
Hyundai Mobis	376,420	67,876,618
Hyundai Motor Co. Ltd.	299,170	46,232,226
Korea Aerospace Industries Ltd.	2,915,360	123,359,679
Samsung Biologics Co. Ltd. (a)(b)	120,010	87,080,372
Samsung Electronics Co. Ltd.	7,780,121	331,433,601
TOTAL KOREA (SOUTH)		719,817,425
Malaysia - 1.0%
CIMB Group Holdings Bhd	31,232,400	56,634,638
Mexico - 4.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	309,957	30,031,734
Grupo Financiero Banorte S.A.B. de CV	4,795,800	33,394,079
Wal-Mart de Mexico SA de CV Series V	71,537,600	196,706,502
TOTAL MEXICO		260,132,315
Netherlands - 0.3%
Nebius Group NV Series A (a)	798,300	17,067,654
Peru - 2.5%
Credicorp Ltd. (United States)	774,900	142,682,337
Poland - 2.1%
Powszechna Kasa Oszczednosci Bank SA	8,721,978	121,588,001
Russia - 0.0%
LUKOIL PJSC sponsored ADR (a)(d)	782,000	8
Sberbank of Russia sponsored ADR (a)(d)	3,242,100	32
TOTAL RUSSIA		40
South Africa - 5.0%
FirstRand Ltd. (c)	26,285,500	115,490,471
Impala Platinum Holdings Ltd. (a)	14,768,385	97,479,171
MTN Group Ltd.	14,942,065	74,210,446
TOTAL SOUTH AFRICA		287,180,088
Taiwan - 13.1%
ECLAT Textile Co. Ltd.	5,924,000	99,342,759
HIWIN Technologies Corp.	11,974,660	87,495,327
Taiwan Semiconductor Manufacturing Co. Ltd.	15,375,554	483,739,693
Yageo Corp.	5,155,230	87,967,837
TOTAL TAIWAN		758,545,616
United Arab Emirates - 1.3%
Adnoc Gas PLC	82,816,200	74,630,517
TOTAL COMMON STOCKS (Cost $4,958,143,434)		5,602,551,990

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (e)	159,664,410	159,696,342
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	98,694,542	98,704,412
TOTAL MONEY MARKET FUNDS (Cost $258,400,754)		258,400,754

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $5,216,544,188)	5,860,952,744
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(72,921,591)
NET ASSETS - 100.0%	5,788,031,153

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $480,894,837 or 8.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	21,497,428	1,806,232,703	1,668,035,851	7,248,946	2,062	-	159,696,342	0.3%
Fidelity Securities Lending Cash Central Fund 4.87%	-	396,961,616	298,257,204	300,556	-	-	98,704,412	0.4%
Total	21,497,428	2,203,194,319	1,966,293,055	7,549,502	2,062	-	258,400,754

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	588,698,386	17,067,654	571,630,732	-
Consumer Discretionary	847,287,649	143,309,156	703,978,493	-
Consumer Staples	319,472,518	226,738,236	92,734,282	-
Energy	210,508,805	161,576,401	48,932,396	8
Financials	1,242,983,756	514,235,506	728,748,218	32
Health Care	358,140,799	73,797,261	284,343,538	-
Industrials	510,202,037	-	510,202,037	-
Information Technology	1,061,463,797	-	1,061,463,797	-
Materials	463,794,243	246,747,478	217,046,765	-

Money Market Funds	258,400,754	258,400,754	-	-
Total Investments in Securities:	5,860,952,744	1,641,872,446	4,219,080,258	40
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $93,594,188) - See accompanying schedule:
Unaffiliated issuers (cost $4,958,143,434)	$5,602,551,990
Fidelity Central Funds (cost $258,400,754)	258,400,754

Total Investment in Securities (cost $5,216,544,188)		$5,860,952,744
Foreign currency held at value (cost $7,661)		7,721
Receivable for investments sold		9,369,060
Receivable for fund shares sold		33,089,218
Dividends receivable		4,877,065
Distributions receivable from Fidelity Central Funds		942,588
Prepaid expenses		5,775
Other receivables		489,757
Total assets		5,909,733,928
Liabilities
Payable for investments purchased	$2,434,326
Payable for fund shares redeemed	3,235,210
Accrued management fee	4,196,233
Distribution and service plan fees payable	65,449
Deferred taxes	12,244,812
Other payables and accrued expenses	822,333
Collateral on securities loaned	98,704,412
Total liabilities		121,702,775
Net Assets		$5,788,031,153
Net Assets consist of:
Paid in capital		$5,373,427,709
Total accumulated earnings (loss)		414,603,444
Net Assets		$5,788,031,153

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($155,870,920 ÷ 4,815,175 shares)(a)		$32.37
Maximum offering price per share (100/94.25 of $32.37)		$34.34
Class M :
Net Asset Value and redemption price per share ($32,971,452 ÷ 1,031,024 shares)(a)		$31.98
Maximum offering price per share (100/96.50 of $31.98)		$33.14
Class C :
Net Asset Value and offering price per share ($19,447,322 ÷ 648,590 shares)(a)		$29.98
Class I :
Net Asset Value, offering price and redemption price per share ($3,373,539,182 ÷ 103,627,195 shares)		$32.55
Class Z :
Net Asset Value, offering price and redemption price per share ($2,206,202,277 ÷ 67,862,620 shares)		$32.51
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$119,930,722
Income from Fidelity Central Funds (including $300,556 from security lending)		7,549,502
Income before foreign taxes withheld		$127,480,224
Less foreign taxes withheld		(11,957,354)
Total income		115,522,870
Expenses
Management fee	$37,877,979
Transfer agent fees	1,625,577
Distribution and service plan fees	756,957
Accounting fees	515,052
Custodian fees and expenses	715,985
Independent trustees' fees and expenses	19,286
Registration fees	326,069
Audit fees	102,203
Legal	4,022
Interest	19,144
Miscellaneous	257,218
Total expenses before reductions	42,219,492
Expense reductions	(180,333)
Total expenses after reductions		42,039,159
Net Investment income (loss)		73,483,711
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $17,726,140)	35,001,005
Fidelity Central Funds	2,062
Foreign currency transactions	(1,169,464)
Total net realized gain (loss)		33,833,603
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,436,665)	950,973,386
Assets and liabilities in foreign currencies	(98,643)
Total change in net unrealized appreciation (depreciation)		950,874,743
Net gain (loss)		984,708,346
Net increase (decrease) in net assets resulting from operations		$1,058,192,057
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,483,711	$61,421,663
Net realized gain (loss)	33,833,603	(123,198,980)
Change in net unrealized appreciation (depreciation)	950,874,743	170,184,390
Net increase (decrease) in net assets resulting from operations	1,058,192,057	108,407,073
Distributions to shareholders	(63,079,567)	(23,514,660)

Share transactions - net increase (decrease)	1,094,846,532	1,894,591,299
Total increase (decrease) in net assets	2,089,959,022	1,979,483,712

Net Assets
Beginning of period	3,698,072,131	1,718,588,419
End of period	$5,788,031,153	$3,698,072,131

Financial Highlights
Fidelity Advisor® Focused Emerging Markets Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.58	$22.89	$36.01	$30.73	$26.18
Income from Investment Operations
Net investment income (loss) A,B	.40	.47 C	.59	.31	.15
Net realized and unrealized gain (loss)	6.75	2.42	(12.07)	5.64	4.48
Total from investment operations	7.15	2.89	(11.48)	5.95	4.63
Distributions from net investment income	(.36)	(.20)	(.52)	(.05)	(.08)
Distributions from net realized gain	-	-	(1.12)	(.62)	-
Total distributions	(.36)	(.20)	(1.64)	(.67)	(.08)
Net asset value, end of period	$32.37	$25.58	$22.89	$36.01	$30.73
Total Return D,E	28.20%	12.59%	(33.30)%	19.43%	17.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.20%	1.33%	1.34%	1.32%	1.39%
Expenses net of fee waivers, if any	1.20%	1.33%	1.34%	1.32%	1.39%
Expenses net of all reductions	1.20%	1.33%	1.34%	1.32%	1.36%
Net investment income (loss)	1.34%	1.72% C	1.99%	.83%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$155,871	$130,156	$117,404	$191,955	$150,749
Portfolio turnover rate H	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Focused Emerging Markets Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.26	$22.60	$35.56	$30.36	$25.86
Income from Investment Operations
Net investment income (loss) A,B	.32	.39 C	.50	.20	.07
Net realized and unrealized gain (loss)	6.68	2.40	(11.94)	5.58	4.43
Total from investment operations	7.00	2.79	(11.44)	5.78	4.50
Distributions from net investment income	(.28)	(.13)	(.41)	-	-
Distributions from net realized gain	-	-	(1.12)	(.58)	-
Total distributions	(.28)	(.13)	(1.52) D	(.58)	-
Net asset value, end of period	$31.98	$25.26	$22.60	$35.56	$30.36
Total Return E,F	27.90%	12.30%	(33.50)%	19.10%	17.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.44%	1.60%	1.62%	1.61%	1.68%
Expenses net of fee waivers, if any	1.43%	1.60%	1.62%	1.60%	1.67%
Expenses net of all reductions	1.43%	1.59%	1.62%	1.60%	1.64%
Net investment income (loss)	1.10%	1.45% C	1.71%	.55%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$32,971	$29,402	$28,497	$48,494	$42,509
Portfolio turnover rate I	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Focused Emerging Markets Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.69	$21.21	$33.42	$28.57	$24.46
Income from Investment Operations
Net investment income (loss) A,B	.17	.24 C	.33	.01	(.06)
Net realized and unrealized gain (loss)	6.26	2.24	(11.21)	5.27	4.17
Total from investment operations	6.43	2.48	(10.88)	5.28	4.11
Distributions from net investment income	(.14)	-	(.21)	-	-
Distributions from net realized gain	-	-	(1.12)	(.43)	-
Total distributions	(.14)	-	(1.33)	(.43)	-
Net asset value, end of period	$29.98	$23.69	$21.21	$33.42	$28.57
Total Return D,E	27.25%	11.69%	(33.82)%	18.52%	16.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.93%	2.10%	2.12%	2.11%	2.18%
Expenses net of fee waivers, if any	1.93%	2.10%	2.12%	2.11%	2.17%
Expenses net of all reductions	1.93%	2.10%	2.12%	2.11%	2.14%
Net investment income (loss)	.61%	.95% C	1.21%	.04%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,447	$19,041	$19,733	$37,777	$35,268
Portfolio turnover rate H	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .60%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Focused Emerging Markets Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.75	$23.06	$36.27	$30.94	$26.34
Income from Investment Operations
Net investment income (loss) A,B	.48	.56 C	.66	.42	.24
Net realized and unrealized gain (loss)	6.78	2.43	(12.12)	5.67	4.51
Total from investment operations	7.26	2.99	(11.46)	6.09	4.75
Distributions from net investment income	(.46)	(.30)	(.63)	(.15)	(.15)
Distributions from net realized gain	-	-	(1.12)	(.62)	-
Total distributions	(.46)	(.30)	(1.75)	(.76) D	(.15)
Net asset value, end of period	$32.55	$25.75	$23.06	$36.27	$30.94
Total Return E	28.53%	12.92%	(33.08)%	19.77%	18.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96%	1.02%	1.03%	1.03%	1.06%
Expenses net of fee waivers, if any	.95%	1.01%	1.03%	1.03%	1.06%
Expenses net of all reductions	.95%	1.01%	1.03%	1.03%	1.03%
Net investment income (loss)	1.58%	2.04% C	2.31%	1.13%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,373,539	$2,063,159	$696,741	$660,307	$312,731
Portfolio turnover rate H	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.69%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Focused Emerging Markets Fund Class Z

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.71	$23.01	$36.21	$30.89	$26.33
Income from Investment Operations
Net investment income (loss) A,B	.52	.59 C	.71	.47	.28
Net realized and unrealized gain (loss)	6.76	2.44	(12.11)	5.66	4.50
Total from investment operations	7.28	3.03	(11.40)	6.13	4.78
Distributions from net investment income	(.48)	(.33)	(.68)	(.20)	(.22)
Distributions from net realized gain	-	-	(1.12)	(.62)	-
Total distributions	(.48)	(.33)	(1.80)	(.81) D	(.22)
Net asset value, end of period	$32.51	$25.71	$23.01	$36.21	$30.89
Total Return E	28.69%	13.10%	(33.01)%	19.94%	18.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83%	.89%	.90%	.90%	.94%
Expenses net of fee waivers, if any	.82%	.88%	.90%	.90%	.93%
Expenses net of all reductions	.82%	.88%	.90%	.90%	.90%
Net investment income (loss)	1.71%	2.16% C	2.43%	1.25%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$2,206,202	$1,456,314	$856,213	$1,127,699	$542,418
Portfolio turnover rate H	46%	33%	63%	51%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.81%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Advisor Focused Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,020,116,082
Gross unrealized depreciation	(418,128,061)
Net unrealized appreciation (depreciation)	$601,988,021
Tax Cost	$5,258,964,724

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$49,026,377
Capital loss carryforward	$(224,011,138)
Net unrealized appreciation (depreciation) on securities and other investments	$601,833,020

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(169,854,699)
Long-term	(54,156,439)
Total capital loss carryforward	$(224,011,138)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$63,079,567	$ 23,514,660

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	2,953,392,878	2,030,783,855
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.98
Class M	.98
Class C	.98
Class I	.95
Class Z	.83

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.90
Class M	.90
Class C	.90
Class I	.90
Class Z	.78

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .77%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	399,548	6,102
Class M	.25%	.25%	159,522	195
Class C	.75%	.25%	197,887	21,006
			756,957	27,303

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	18,521
Class M	1,635
Class CA	469
20,625

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Class I	.1658
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	100,858.21
Class M	21,565.21
Class C	13,803.21
Class I	1,287,340.17
Class Z	202,011.04
	1,625,577

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Focused Emerging Markets Fund	.0409

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Focused Emerging Markets Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	11,951

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Focused Emerging Markets Fund	Borrower	61,917,000	5.57%	19,144

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Focused Emerging Markets Fund	45,357,046	39,654,705	2,710,578
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	6,900
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Focused Emerging Markets Fund	32,995	-	-
8. Expense Reductions.
During the period, custodian credits reduced the Fund's expenses by $6,946. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	63

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $173,324.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Focused Emerging Markets Fund
Distributions to shareholders
Class A	$1,789,296	$1,026,327
Class M	312,730	156,866
Class C	108,628	-
Class I	36,223,237	9,611,585
Class Z	24,645,676	12,719,882
Total	$63,079,567	$23,514,660
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Focused Emerging Markets Fund
Class A
Shares sold	1,883,136	1,139,512	$53,501,106	$31,480,973
Reinvestment of distributions	64,490	37,305	1,745,982	1,002,465
Shares redeemed	(2,220,913)	(1,217,283)	(66,776,382)	(33,144,535)
Net increase (decrease)	(273,287)	(40,466)	$(11,529,294)	$(661,097)
Class M
Shares sold	55,108	87,737	$1,622,702	$2,388,915
Reinvestment of distributions	11,291	5,728	302,725	152,271
Shares redeemed	(199,270)	(190,279)	(5,740,822)	(5,187,284)
Net increase (decrease)	(132,871)	(96,814)	$(3,815,395)	$(2,646,098)
Class C
Shares sold	77,449	141,189	$2,145,140	$3,648,827
Reinvestment of distributions	4,219	-	106,700	-
Shares redeemed	(236,770)	(268,014)	(6,482,078)	(6,759,598)
Net increase (decrease)	(155,102)	(126,825)	$(4,230,238)	$(3,110,771)
Class I
Shares sold	47,240,845	67,051,000	$1,423,685,697	$1,830,571,553
Reinvestment of distributions	1,180,312	286,193	32,052,946	7,724,700
Shares redeemed	(24,916,196)	(17,433,766)	(732,811,436)	(475,311,650)
Net increase (decrease)	23,504,961	49,903,427	$722,927,207	$1,362,984,603
Class Z
Shares sold	37,027,090	44,675,967	$1,135,617,648	$1,215,199,674
Reinvestment of distributions	360,193	177,977	9,755,940	4,789,905
Shares redeemed	(26,176,147)	(25,413,754)	(753,879,336)	(681,964,917)
Net increase (decrease)	11,211,136	19,440,190	$391,494,252	$538,024,662
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Focused Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Focused Emerging Markets Fund (the "Fund"), a fund of Fidelity Advisor Series VIII, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $2,272,595 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class C	Class M	Class I	Class Z
Fidelity Advisor Focused Emerging Markets Fund
December 08, 2023	98.54%	100%	100%	80.16%	76.75%
December 27, 2023	89.85%	89.85%	89.85%	89.85%	89.85%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor Focused Emerging Markets Fund
Class A Class A	12/11/2023 12/28/2023	$0.4220 $0.0000	$0.0964 $0.0000
Class C Class C	12/11/2023 12/28/2023	$0.2160 $0.0000	$0.0964 $0.0000
Class M Class M	12/11/2023 12/28/2023	$0.3453 $0.0000	$0.0964 $0.0000
Class I Class I Class Z Class Z	12/11/2023 12/28/2023 12/11/2023 12/28/2023	$0.5188 $0.0000 $0.5418 $0.0000	$0.0964 $0.0000 $0.0964 $0.0000
The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	9,667,916,942.83	98.16
Withheld	181,261,836.48	1.84
TOTAL	9,849,178,779.31	100.00
Robert A. Lawrence
Affirmative	9,643,385,159.26	97.91
Withheld	205,793,620.05	2.09
TOTAL	9,849,178,779.31	100.00
Vijay C. Advani
Affirmative	9,650,856,015.95	97.99
Withheld	198,322,763.36	2.01
TOTAL	9,849,178,779.31	100.00
Thomas P. Bostick
Affirmative	9,653,685,826.52	98.02
Withheld	195,492,952.79	1.98
TOTAL	9,849,178,779.31	100.00
Donald F. Donahue
Affirmative	9,653,599,026.45	98.01
Withheld	195,579,752.86	1.99
TOTAL	9,849,178,779.31	100.00
Vicki L. Fuller
Affirmative	9,666,491,582.97	98.15
Withheld	182,687,196.34	1.85
TOTAL	9,849,178,779.31	100.00
Patricia L. Kampling
Affirmative	9,664,290,979.63	98.12
Withheld	184,887,799.68	1.88
TOTAL	9,849,178,779.31	100.00
Thomas A. Kennedy
Affirmative	9,646,944,497.07	97.95
Withheld	202,234,282.24	2.05
TOTAL	9,849,178,779.31	100.00
Oscar Munoz
Affirmative	9,652,669,495.50	98.00
Withheld	196,509,283.81	2.00
TOTAL	9,849,178,779.31	100.00
Karen B. Peetz
Affirmative	9,656,405,594.63	98.04
Withheld	192,773,184.68	1.96
TOTAL	9,849,178,779.31	100.00
David M. Thomas
Affirmative	9,644,713,946.63	97.92
Withheld	204,464,832.68	2.08
TOTAL	9,849,178,779.31	100.00
Susan Tomasky
Affirmative	9,654,121,207.44	98.02
Withheld	195,057,571.87	1.98
TOTAL	9,849,178,779.31	100.00
Michael E. Wiley
Affirmative	9,642,438,416.20	97.90
Withheld	206,740,363.11	2.10
TOTAL	9,849,178,779.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Focused Emerging Markets Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.809299.120
FAEM-ANN-1224
Fidelity Advisor® Emerging Asia Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Emerging Asia Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
China - 40.3%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	332,300	8,972,524
AK Medical Holdings Ltd. (a)(b)	3,696,640	2,272,728
Alibaba Group Holding Ltd.	1,014,002	12,403,592
Alibaba Group Holding Ltd. sponsored ADR	41,128	4,029,721
Asymchem Laboratories Tianjin Co. Ltd.:
(A Shares)	27,021	315,422
(H Shares) (b)	97,100	704,101
Beijing Chunlizhengda Medical Instruments Co. Ltd.	233,500	459,914
Beijing Sinohytec Co. Ltd. (A Shares)	225,735	789,019
BYD Co. Ltd.:
(A Shares)	77,600	3,196,355
(H Shares)	185,843	6,712,393
China Resources Beverage Holdings Co. Ltd.	21,800	42,283
Contemporary Amperex Technology Co. Ltd.	133,080	4,617,178
Empyrean Technology Co. Ltd. (A Shares)	63,000	884,448
Estun Automation Co. Ltd.:
(A Shares)	842,500	1,793,738
(A Shares)	406,600	865,678
Flat Glass Group Co. Ltd. (A Shares)	1,113,852	4,502,900
Glodon Co. Ltd. (A Shares)	2,216,681	4,410,201
GRG Metrology & Test Co. Ltd. (A Shares)	336,869	822,938
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	142,356	682,698
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	111,108	982,756
Hygeia Healthcare Holdings Co. (a)(b)(c)	127,618	288,589
Innovent Biologics, Inc. (b)(c)	298,176	1,296,224
Joinn Laboratories China Co. Ltd. (A Shares)	282,936	696,079
Kangji Medical Holdings Ltd. (a)	601,846	448,462
Kanzhun Ltd. ADR	54,440	792,102
KE Holdings, Inc. ADR	184,772	4,052,050
Kindstar Globalgene Technology, Inc. (b)	2,507,460	377,553
Kingsemi Co. Ltd. (A Shares)	250,345	3,065,418
Li Auto, Inc. ADR (a)(c)	144,104	3,604,041
Li Ning Co. Ltd.	903,669	1,843,854
Maxscend Microelectronics Co. Ltd. (A Shares)	54,300	727,594
Meituan Class B (b)(c)	593,193	14,017,372
Microport Cardioflow Medtech Corp. (a)(b)(c)	3,840,994	356,150
MicroPort NeuroTech Ltd.	213,838	258,297
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (b)(c)	515,994	291,066
NAURA Technology Group Co. Ltd.	158,273	8,709,504
NXP Semiconductors NV	15,812	3,707,914
PDD Holdings, Inc. ADR (c)	165,884	20,003,952
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,252,678	7,761,323
SG Micro Corp. (A Shares)	34,500	431,930
Shandong Weigao Orthopaedic Device Co. Ltd. (A Shares)	781,600	3,269,999
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. (A Shares)	132,130	982,475
Shanghai MicroPort Endovascula MedTech Group Co. Ltd. (A Shares)	45,264	633,909
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	107,939	4,042,607
Silergy Corp.	60,000	933,894
SITC International Holdings Co. Ltd.	927,217	2,620,604
Skyverse Technology Co. Ltd.	164,400	1,631,462
Smoore International Holdings Ltd. (a)(b)	690,519	901,507
SonoScape Medical Corp.	197,800	989,714
TAL Education Group ADR (c)	256,646	2,853,904
Tencent Holdings Ltd.	222,051	11,578,212
Tofflon Science & Technology Group Co. Ltd. (A Shares)	1,096,086	1,970,437
Trip.com Group Ltd. (c)	33,907	2,182,068
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)(d)	1,074,577	621,461
Warom Technology, Inc. Co. (A Shares)	350,800	1,009,914
Weihai Guangwei Composites Co. Ltd. (A Shares)	257,944	1,267,601
WuXi AppTec Co. Ltd. (H Shares) (a)(b)	396,690	2,638,119
WuXi XDC Cayman, Inc. (a)	2,059,853	6,122,771
Zeekr Intelligent Technology Holding Ltd. ADR	9,600	241,056
ZKH Group Ltd. (A Shares) (c)	9	1
Zylox-Tonbridge Medical Technology Co. Ltd. (b)(c)	722,079	1,058,883
TOTAL CHINA		179,740,659
Hong Kong - 4.2%
AIA Group Ltd.	957,516	7,557,021
Hong Kong Exchanges and Clearing Ltd.	192,944	7,725,549
Huanxi Media Group Ltd. (a)(c)	9,140,292	691,697
J&T Global Express Ltd.	3,684,780	2,909,636
TOTAL HONG KONG		18,883,903
India - 22.5%
Afcons Infrastructure Ltd.	64,673	356,096
Afcons Infrastructure Ltd.	124,352	684,695
Afcons Infrastructure Ltd.	124,352	684,695
Amber Enterprises India Ltd. (c)	13,601	973,116
Aster DM Healthcare Ltd. (b)	130,646	688,939
Bajaj Finance Ltd.	53,208	4,345,949
Bajaj Housing Finance Ltd. (h)	847,547	1,339,559
Bharat Electronics Ltd.	364,242	1,229,502
Computer Age Management Services Private Ltd.	123,807	6,522,699
Delhivery Private Ltd. (c)	1,280,346	5,408,311
Devyani International Ltd. (c)	299,938	602,280
Divi's Laboratories Ltd.	20,100	1,404,762
Eicher Motors Ltd.	21,284	1,235,240
GMR Airports Infrastructure Ltd. (c)	929,186	872,333
HDFC Asset Management Co. Ltd. (b)	69,065	3,524,390
HDFC Bank Ltd.	643,728	13,231,290
HDFC Standard Life Insurance Co. Ltd. (b)	239,940	2,049,396
Hindustan Aeronautics Ltd.	82,034	4,127,998
Hyundai Motor India Ltd.	144,113	3,095,421
INOX India Ltd.	46,774	630,419
Juniper Hotels Ltd.	355,523	1,422,111
Kotak Mahindra Bank Ltd.	31,346	643,523
Larsen & Toubro Ltd.	23,610	1,014,181
MakeMyTrip Ltd. (a)(c)	161,674	16,408,294
Page Industries Ltd.	1,212	621,031
Reliance Industries Ltd.	177,982	2,814,172
Reliance Industries Ltd. (c)	177,982	2,794,047
Sapphire Foods India Ltd. (c)	256,151	976,355
SIS Ltd. (c)	142,378	678,965
SRF Ltd.	21,297	566,247
Syngene International Ltd. (b)	70,087	715,940
Vijaya Diagnostic Centre Pvt Ltd.	49,866	591,492
Zomato Ltd. (c)	6,213,531	17,826,187
TOTAL INDIA		100,079,635
Indonesia - 1.0%
PT Bank Central Asia Tbk	4,443,727	2,875,965
PT Bank Rakyat Indonesia (Persero) Tbk	5,484,013	1,671,824
TOTAL INDONESIA		4,547,789
Japan - 0.8%
Freee KK (c)	68,490	1,278,120
Money Forward, Inc. (c)	64,144	2,092,736
TOTAL JAPAN		3,370,856
Korea (South) - 6.6%
Delivery Hero AG (b)(c)	180,139	7,647,283
Gabia, Inc.	64,100	627,017
Kakao Corp.	30,988	827,467
NAVER Corp.	56,843	6,975,910
Samsung Electronics Co. Ltd.	306,733	13,066,843
Webtoon Entertainment, Inc.	40,910	425,464
TOTAL KOREA (SOUTH)		29,569,984
Singapore - 7.7%
Oversea-Chinese Banking Corp. Ltd.	138,900	1,593,614
Sea Ltd. ADR Class A (c)	334,978	31,504,681
United Overseas Bank Ltd.	48,105	1,169,387
TOTAL SINGAPORE		34,267,682
South Africa - 0.9%
Naspers Ltd. Class N	16,200	3,828,829
Switzerland - 0.4%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (b)	87,100	635,170
ZWSOFT Co. Ltd. Guangzhou ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 9/25/25 (b)	97,608	1,270,585
TOTAL SWITZERLAND		1,905,755
Taiwan - 12.7%
E Ink Holdings, Inc.	334,000	3,136,156
MediaTek, Inc.	38,000	1,484,089
Taiwan Semiconductor Manufacturing Co. Ltd.	1,540,393	48,463,243
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,288	1,579,196
Unimicron Technology Corp.	366,000	1,793,287
TOTAL TAIWAN		56,455,971
United Kingdom - 0.1%
Endava PLC ADR (c)	26,908	636,374
United States of America - 0.8%
ON Semiconductor Corp. (c)	25,782	1,817,373
Space Exploration Technologies Corp. (c)(d)(e)	6,000	701,520
Teradyne, Inc.	10,984	1,166,611
TOTAL UNITED STATES OF AMERICA		3,685,504
Vietnam - 0.3%
Vietnam Dairy Products Corp.	491,921	1,285,782
TOTAL COMMON STOCKS (Cost $309,287,689)		438,258,723

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
China - 0.8%
ByteDance Ltd. Series E1 (c)(d)(e)	11,980	2,985,057
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)(e)	65,318	354,024
		3,339,081
India - 0.0%
Meesho:
Series D2 (d)(e)	2,422	134,494
Series E (d)(e)	403	22,379
Series F (c)(d)(e)	374	21,131
		178,004
TOTAL CONVERTIBLE PREFERRED STOCKS		3,517,085
Nonconvertible Preferred Stocks - 0.4%
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	52,435	1,809,687
TOTAL PREFERRED STOCKS (Cost $4,108,967)		5,326,772

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (f)	5,588,956	5,590,074
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	25,476,577	25,479,124
TOTAL MONEY MARKET FUNDS (Cost $31,069,198)		31,069,198

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $344,465,854)	474,654,693
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(28,868,901)
NET ASSETS - 100.0%	445,785,792

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,355,456 or 9.3% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,218,605 or 0.9% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $1,339,559 and all restrictions are set to expire on or before December 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721

Meesho Series D2	7/15/24	135,632

Meesho Series E	7/15/24	22,568

Meesho Series F	7/15/24	20,944

Space Exploration Technologies Corp.	2/16/21	251,994

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	-	138,569,064	132,978,972	245,370	(18)	-	5,590,074	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	7,074,240	144,279,113	125,874,229	256,325	-	-	25,479,124	0.1%
Total	7,074,240	282,848,177	258,853,201	501,695	(18)	-	31,069,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	55,780,590	32,722,247	20,073,286	2,985,057
Consumer Discretionary	125,902,459	47,140,968	78,583,487	178,004
Consumer Staples	2,864,742	-	2,864,742	-
Energy	5,608,219	-	5,608,219	-
Financials	55,488,790	-	55,488,790	-
Health Care	35,515,571	-	34,540,086	975,485
Industrials	38,340,120	1	37,638,599	701,520
Information Technology	118,199,106	8,907,468	109,291,638	-
Materials	1,833,848	-	1,833,848	-
Real Estate	4,052,050	4,052,050	-	-

Money Market Funds	31,069,198	31,069,198	-	-
Total Investments in Securities:	474,654,693	123,891,932	345,922,695	4,840,066
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$6,278,069
Net Realized Gain (Loss) on Investment Securities	(4,165,445)
Net Unrealized Gain (Loss) on Investment Securities	5,703,621
Cost of Purchases	179,144
Proceeds of Sales	(3,764,885)
Amortization/Accretion	-
Transfers into Level 3	609,562
Transfers out of Level 3	-
Ending Balance	$4,840,066
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$381,509

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value (including securities loaned of $23,913,448) - See accompanying schedule:
Unaffiliated issuers (cost $313,396,656)	$443,585,495
Fidelity Central Funds (cost $31,069,198)	31,069,198

Total Investment in Securities (cost $344,465,854)		$474,654,693
Foreign currency held at value (cost $1,360,660)		1,360,397
Receivable for fund shares sold		119,941
Dividends receivable		79,304
Distributions receivable from Fidelity Central Funds		80,946
Prepaid expenses		473
Other receivables		172,599
Total assets		476,468,353
Liabilities
Payable for investments purchased	$415,883
Payable for fund shares redeemed	485,779
Accrued management fee	323,940
Distribution and service plan fees payable	55,724
Deferred taxes	3,814,405
Other payables and accrued expenses	112,245
Collateral on securities loaned	25,474,585
Total liabilities		30,682,561
Net Assets		$445,785,792
Net Assets consist of:
Paid in capital		$487,797,320
Total accumulated earnings (loss)		(42,011,528)
Net Assets		$445,785,792

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($145,193,072 ÷ 3,041,476 shares)(a)(b)		$47.74
Maximum offering price per share (100/94.25 of $47.74)		$50.65
Class M :
Net Asset Value and redemption price per share ($37,386,419 ÷ 822,248 shares)(a)(b)		$45.47
Maximum offering price per share (100/96.50 of $45.47)		$47.12
Class C :
Net Asset Value and offering price per share ($9,500,557 ÷ 234,916 shares)(a)		$40.44
Class I :
Net Asset Value, offering price and redemption price per share ($170,908,856 ÷ 3,409,126 shares)(b)		$50.13
Class Z :
Net Asset Value, offering price and redemption price per share ($82,796,888 ÷ 1,650,423 shares)		$50.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$4,820,771
Income from Fidelity Central Funds (including $256,325 from security lending)		501,695
Income before foreign taxes withheld		$5,322,466
Less foreign taxes withheld		(587,900)
Total income		4,734,566
Expenses
Management fee	$3,117,019
Transfer agent fees	205,650
Distribution and service plan fees	591,984
Accounting fees	63,648
Custodian fees and expenses	145,583
Independent trustees' fees and expenses	1,807
Registration fees	81,828
Audit fees	119,877
Legal	987
Interest	3,583
Miscellaneous	19,454
Total expenses before reductions	4,351,420
Expense reductions	(17,228)
Total expenses after reductions		4,334,192
Net Investment income (loss)		400,374
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,323,578)	17,717,817
Fidelity Central Funds	(18)
Foreign currency transactions	(72,780)
Total net realized gain (loss)		17,645,019
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,320,148)	105,741,047
Assets and liabilities in foreign currencies	116,824
Total change in net unrealized appreciation (depreciation)		105,857,871
Net gain (loss)		123,502,890
Net increase (decrease) in net assets resulting from operations		$123,903,264
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$400,374	$(539,519)
Net realized gain (loss)	17,645,019	(80,332,504)
Change in net unrealized appreciation (depreciation)	105,857,871	150,350,780
Net increase (decrease) in net assets resulting from operations	123,903,264	69,478,757
Share transactions - net increase (decrease)	(60,857,038)	(55,569,856)
Total increase (decrease) in net assets	63,046,226	13,908,901

Net Assets
Beginning of period	382,739,566	368,830,665
End of period	$445,785,792	$382,739,566

Financial Highlights
Fidelity Advisor® Emerging Asia Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.91	$29.31	$61.78	$56.33	$39.85
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.10)	(.25)	(.40) C	(.18)
Net realized and unrealized gain (loss)	12.85	5.70	(25.86)	10.17	18.77
Total from investment operations	12.83	5.60	(26.11)	9.77	18.59
Distributions from net investment income	-	-	-	-	(.13) D
Distributions from net realized gain	-	-	(6.36)	(4.32)	(1.99) D
Total distributions	-	-	(6.36)	(4.32)	(2.11) E
Net asset value, end of period	$47.74	$34.91	$29.31	$61.78	$56.33
Total Return F,G	36.75%	19.11%	(46.56)%	17.45%	49.18%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.24%	1.28%	1.25%	1.20%	1.26%
Expenses net of fee waivers, if any	1.24%	1.27%	1.25%	1.20%	1.26%
Expenses net of all reductions	1.24%	1.27%	1.25%	1.20%	1.23%
Net investment income (loss)	(.04)%	(.28)%	(.61)%	(.61)% C	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$145,193	$122,142	$115,657	$271,275	$208,546
Portfolio turnover rate J	59%	58%	44%	79%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Emerging Asia Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.33	$28.07	$59.60	$54.51	$38.61
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.19)	(.34)	(.55) C	(.29)
Net realized and unrealized gain (loss)	12.26	5.45	(24.83)	9.87	18.19
Total from investment operations	12.14	5.26	(25.17)	9.32	17.90
Distributions from net investment income	-	-	-	-	(.01) D
Distributions from net realized gain	-	-	(6.36)	(4.23)	(1.99) D
Total distributions	-	-	(6.36)	(4.23)	(2.00)
Net asset value, end of period	$45.47	$33.33	$28.07	$59.60	$54.51
Total Return E,F	36.42%	18.74%	(46.70)%	17.18%	48.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.49%	1.55%	1.52%	1.45%	1.54%
Expenses net of fee waivers, if any	1.49%	1.55%	1.52%	1.45%	1.53%
Expenses net of all reductions	1.49%	1.54%	1.52%	1.45%	1.51%
Net investment income (loss)	(.29)%	(.55)%	(.88)%	(.87)% C	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$37,386	$30,814	$27,239	$60,893	$54,436
Portfolio turnover rate I	59%	58%	44%	79%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Emerging Asia Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.79	$25.21	$54.45	$50.22	$35.77
Income from Investment Operations
Net investment income (loss) A,B	(.27)	(.31)	(.48)	(.80) C	(.47)
Net realized and unrealized gain (loss)	10.92	4.89	(22.40)	9.10	16.79
Total from investment operations	10.65	4.58	(22.88)	8.30	16.32
Distributions from net realized gain	-	-	(6.36)	(4.07)	(1.87)
Total distributions	-	-	(6.36)	(4.07)	(1.87)
Net asset value, end of period	$40.44	$29.79	$25.21	$54.45	$50.22
Total Return D,E	35.75%	18.17%	(46.94)%	16.58%	48.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.97%	2.01%	1.99%	1.96%	2.03%
Expenses net of fee waivers, if any	1.97%	2.01%	1.99%	1.96%	2.02%
Expenses net of all reductions	1.97%	2.01%	1.99%	1.96%	1.99%
Net investment income (loss)	(.77)%	(1.02)%	(1.35)%	(1.37)% C	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,501	$8,864	$9,087	$26,377	$28,233
Portfolio turnover rate H	59%	58%	44%	79%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.47)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Emerging Asia Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.56	$30.61	$64.13	$58.29	$41.16
Income from Investment Operations
Net investment income (loss) A,B	.10	- C	(.14)	(.24) D	(.07)
Net realized and unrealized gain (loss)	13.47	5.95	(26.95)	10.53	19.42
Total from investment operations	13.57	5.95	(27.09)	10.29	19.35
Distributions from net investment income	-	-	(.07)	-	(.23) E
Distributions from net realized gain	-	-	(6.36)	(4.45)	(1.99) E
Total distributions	-	-	(6.43)	(4.45)	(2.22)
Net asset value, end of period	$50.13	$36.56	$30.61	$64.13	$58.29
Total Return F	37.12%	19.44%	(46.41)%	17.77%	49.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96%	.99%	.97%	.94%	1.00%
Expenses net of fee waivers, if any	.95%	.99%	.97%	.94%	1.00%
Expenses net of all reductions	.95%	.99%	.97%	.94%	.97%
Net investment income (loss)	.24%	-% I	(.33)%	(.36)% D	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$170,909	$152,325	$143,659	$472,553	$414,664
Portfolio turnover rate J	59%	58%	44%	79%	110%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Emerging Asia Fund Class Z

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.53	$30.55	$64.10	$58.22	$41.12
Income from Investment Operations
Net investment income (loss) A,B	.16	.05	(.08)	(.15) C	- D
Net realized and unrealized gain (loss)	13.48	5.93	(26.89)	10.50	19.38
Total from investment operations	13.64	5.98	(26.97)	10.35	19.38
Distributions from net investment income	-	-	(.22)	-	(.30) E
Distributions from net realized gain	-	-	(6.36)	(4.47)	(1.99) E
Total distributions	-	-	(6.58)	(4.47)	(2.28) F
Net asset value, end of period	$50.17	$36.53	$30.55	$64.10	$58.22
Total Return G	37.34%	19.57%	(46.34)%	17.92%	49.80%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.83%	.86%	.84%	.81%	.86%
Expenses net of fee waivers, if any	.82%	.85%	.84%	.81%	.85%
Expenses net of all reductions	.82%	.85%	.84%	.81%	.82%
Net investment income (loss)	.37%	.14%	(.20)%	(.22)% C	-% J
Supplemental Data
Net assets, end of period (000 omitted)	$82,797	$68,594	$73,190	$264,327	$103,477
Portfolio turnover rate K	59%	58%	44%	79%	110%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32)%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.  Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$ 4,840,064	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5 - 2.8 / 2.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	22.3	Increase
		Market approach	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.0%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$168,556,649
Gross unrealized depreciation	(42,823,794)
Net unrealized appreciation (depreciation)	$125,732,855
Tax Cost	$348,921,838

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(162,297,665)
Net unrealized appreciation (depreciation) on securities and other investments	$125,640,298

The fund intends to elect to defer to it's next fiscal year $1,539,758 of ordinary losses recognized during the period January 1, 2024 to October 31,2024.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(80,954,333)
Long-term	(81,343,332)
Total capital loss carryforward	$(162,297,665)

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$-	$-
Long-term Capital Gains	-	-
Total	$-	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	233,718,023	297,110,947

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.50% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	332,005	2,068
Class M	.25%	.25%	169,116	338
Class C	.75%	.25%	90,863	7,866
			591,984	10,272
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	12,252
Class M	864
Class CA	79
13,195

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.1874
Class I	.1732
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	85,161.20
Class M	22,247.21
Class C	5,673.19
Class I	82,816.17
Class Z	9,753.04
	205,650

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Emerging Asia Fund	.0497

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Emerging Asia Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Emerging Asia Fund	1,685

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Emerging Asia Fund	Borrower	3,310,714	5.57%	3,583

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Emerging Asia Fund	3,207,035	14,543,181	1,775,698
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Emerging Asia Fund	629
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Emerging Asia Fund	27,199	1	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	109
109
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,119.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Emerging Asia Fund
Class A
Shares sold	191,381	281,898	$7,914,072	$10,325,265
Shares redeemed	(649,067)	(728,232)	(26,255,484)	(26,132,011)
Net increase (decrease)	(457,686)	(446,334)	$(18,341,412)	$(15,806,746)
Class M
Shares sold	38,179	82,598	$1,502,781	$2,883,095
Shares redeemed	(140,440)	(128,553)	(5,379,693)	(4,423,525)
Net increase (decrease)	(102,261)	(45,955)	$(3,876,912)	$(1,540,430)
Class C
Shares sold	26,601	54,577	$903,320	$1,704,473
Shares redeemed	(89,219)	(117,545)	(3,063,176)	(3,620,432)
Net increase (decrease)	(62,618)	(62,968)	$(2,159,856)	$(1,915,959)
Class I
Shares sold	1,139,290	2,605,228	$52,290,478	$100,199,113
Shares redeemed	(1,896,959)	(3,131,075)	(79,983,582)	(117,071,474)
Net increase (decrease)	(757,669)	(525,847)	$(27,693,104)	$(16,872,361)
Class Z
Shares sold	340,063	487,825	$15,181,622	$18,334,130
Shares redeemed	(567,266)	(1,005,778)	(23,967,376)	(37,768,490)
Net increase (decrease)	(227,203)	(517,953)	$(8,785,754)	$(19,434,360)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Emerging Asia Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Emerging Asia Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	9,667,916,942.83	98.16
Withheld	181,261,836.48	1.84
TOTAL	9,849,178,779.31	100.00
Robert A. Lawrence
Affirmative	9,643,385,159.26	97.91
Withheld	205,793,620.05	2.09
TOTAL	9,849,178,779.31	100.00
Vijay C. Advani
Affirmative	9,650,856,015.95	97.99
Withheld	198,322,763.36	2.01
TOTAL	9,849,178,779.31	100.00
Thomas P. Bostick
Affirmative	9,653,685,826.52	98.02
Withheld	195,492,952.79	1.98
TOTAL	9,849,178,779.31	100.00
Donald F. Donahue
Affirmative	9,653,599,026.45	98.01
Withheld	195,579,752.86	1.99
TOTAL	9,849,178,779.31	100.00
Vicki L. Fuller
Affirmative	9,666,491,582.97	98.15
Withheld	182,687,196.34	1.85
TOTAL	9,849,178,779.31	100.00
Patricia L. Kampling
Affirmative	9,664,290,979.63	98.12
Withheld	184,887,799.68	1.88
TOTAL	9,849,178,779.31	100.00
Thomas A. Kennedy
Affirmative	9,646,944,497.07	97.95
Withheld	202,234,282.24	2.05
TOTAL	9,849,178,779.31	100.00
Oscar Munoz
Affirmative	9,652,669,495.50	98.00
Withheld	196,509,283.81	2.00
TOTAL	9,849,178,779.31	100.00
Karen B. Peetz
Affirmative	9,656,405,594.63	98.04
Withheld	192,773,184.68	1.96
TOTAL	9,849,178,779.31	100.00
David M. Thomas
Affirmative	9,644,713,946.63	97.92
Withheld	204,464,832.68	2.08
TOTAL	9,849,178,779.31	100.00
Susan Tomasky
Affirmative	9,654,121,207.44	98.02
Withheld	195,057,571.87	1.98
TOTAL	9,849,178,779.31	100.00
Michael E. Wiley
Affirmative	9,642,438,416.20	97.90
Withheld	206,740,363.11	2.10
TOTAL	9,849,178,779.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Emerging Asia Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.703376.127
AEA-ANN-1224
Fidelity Advisor® Value Leaders Fund

Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Value Leaders Fund
Schedule of Investments October 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Entertainment - 3.1%
The Walt Disney Co.	10,386	999,133
Media - 5.3%
Comcast Corp. Class A	39,282	1,715,445
TOTAL COMMUNICATION SERVICES		2,714,578
CONSUMER DISCRETIONARY - 3.8%
Diversified Consumer Services - 3.8%
H&R Block, Inc.	20,802	1,242,503
CONSUMER STAPLES - 10.1%
Beverages - 1.6%
Keurig Dr. Pepper, Inc.	16,103	530,594
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard, Inc. (multi-vtg.)	6,201	323,377
Food Products - 3.4%
Mondelez International, Inc.	7,707	527,775
Tyson Foods, Inc. Class A	9,862	577,815
		1,105,590
Personal Care Products - 4.1%
Kenvue, Inc.	57,495	1,318,360
TOTAL CONSUMER STAPLES		3,277,921
ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Exxon Mobil Corp.	10,631	1,241,488
Parex Resources, Inc.	48,900	454,108
Shell PLC ADR	19,223	1,298,514
		2,994,110
FINANCIALS - 21.2%
Banks - 14.4%
Bank of America Corp.	31,244	1,306,624
JPMorgan Chase & Co.	5,628	1,248,966
PNC Financial Services Group, Inc.	4,209	792,428
U.S. Bancorp	10,168	491,216
Wells Fargo & Co.	12,745	827,405
		4,666,639
Insurance - 6.8%
Chubb Ltd.	3,904	1,102,646
The Travelers Companies, Inc.	4,538	1,116,076
		2,218,722
TOTAL FINANCIALS		6,885,361
HEALTH CARE - 16.8%
Health Care Providers & Services - 15.0%
Centene Corp. (a)	19,227	1,197,073
Cigna Group	4,503	1,417,589
Elevance Health, Inc.	874	354,634
UnitedHealth Group, Inc.	3,392	1,914,786
		4,884,082
Pharmaceuticals - 1.8%
AstraZeneca PLC sponsored ADR	8,243	586,489
TOTAL HEALTH CARE		5,470,571
INDUSTRIALS - 7.9%
Air Freight & Logistics - 1.0%
FedEx Corp.	1,231	337,109
Building Products - 1.1%
Johnson Controls International PLC	4,824	364,453
Electrical Equipment - 1.0%
Regal Rexnord Corp.	1,942	323,421
Industrial Conglomerates - 1.6%
Siemens AG	2,598	505,441
Machinery - 3.2%
Deere & Co.	2,527	1,022,652
TOTAL INDUSTRIALS		2,553,076
INFORMATION TECHNOLOGY - 7.0%
IT Services - 3.4%
Amdocs Ltd.	12,528	1,099,269
Software - 3.6%
Gen Digital, Inc.	40,360	1,174,880
TOTAL INFORMATION TECHNOLOGY		2,274,149
MATERIALS - 2.0%
Chemicals - 2.0%
CF Industries Holdings, Inc.	4,115	338,376
Nutrien Ltd.	6,276	299,240
		637,616
UTILITIES - 10.0%
Electric Utilities - 6.3%
Edison International	9,639	794,254
PG&E Corp.	62,254	1,258,776
		2,053,030
Multi-Utilities - 3.7%
National Grid PLC	53,493	671,666
Sempra	6,158	513,392
		1,185,058
TOTAL UTILITIES		3,238,088
TOTAL COMMON STOCKS (Cost $24,311,925)		31,287,973

Nonconvertible Preferred Stocks - 2.6%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 2.6%
Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co. Ltd. (Cost $984,756)	24,762	854,610

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (b) (Cost $173,620)	173,586	173,620

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $25,470,301)	32,316,203
NET OTHER ASSETS (LIABILITIES) - 0.4%	135,629
NET ASSETS - 100.0%	32,451,832

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	604,938	9,032,630	9,463,986	40,514	38	-	173,620	0.0%
Total	604,938	9,032,630	9,463,986	40,514	38	-	173,620

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,714,578	2,714,578	-	-
Consumer Discretionary	1,242,503	1,242,503	-	-
Consumer Staples	3,277,921	3,277,921	-	-
Energy	2,994,110	2,994,110	-	-
Financials	6,885,361	6,885,361	-	-
Health Care	5,470,571	5,470,571	-	-
Industrials	2,553,076	2,047,635	505,441	-
Information Technology	3,128,759	2,274,149	854,610	-
Materials	637,616	637,616	-	-
Utilities	3,238,088	2,566,422	671,666	-

Money Market Funds	173,620	173,620	-	-
Total Investments in Securities:	32,316,203	30,284,486	2,031,717	-
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $25,296,681)	$32,142,583
Fidelity Central Funds (cost $173,620)	173,620

Total Investment in Securities (cost $25,470,301)		$32,316,203
Cash		21,918
Receivable for investments sold		160,034
Receivable for fund shares sold		744
Dividends receivable		30,874
Distributions receivable from Fidelity Central Funds		2,546
Prepaid expenses		41
Total assets		32,532,360
Liabilities
Payable for fund shares redeemed	$8,584
Accrued management fee	21,767
Distribution and service plan fees payable	8,750
Audit fee payable	40,830
Other payables and accrued expenses	597
Total liabilities		80,528
Net Assets		$32,451,832
Net Assets consist of:
Paid in capital		$22,612,582
Total accumulated earnings (loss)		9,839,250
Net Assets		$32,451,832

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,389,633 ÷ 886,525 shares)(a)		$23.00
Maximum offering price per share (100/94.25 of $23.00)		$24.40
Class M :
Net Asset Value and redemption price per share ($5,610,095 ÷ 242,886 shares)(a)		$23.10
Maximum offering price per share (100/96.50 of $23.10)		$23.94
Class C :
Net Asset Value and offering price per share ($2,300,334 ÷ 103,755 shares)(a)		$22.17
Class I :
Net Asset Value, offering price and redemption price per share ($4,151,770 ÷ 179,101 shares)		$23.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2024
Investment Income
Dividends		$752,824
Income from Fidelity Central Funds		40,514
Total income		793,338
Expenses
Management fee
Basic fee	$220,535
Performance adjustment	29,367
Transfer agent fees	21,178
Distribution and service plan fees	103,519
Accounting fees and expenses	3,916
Custodian fees and expenses	2,785
Independent trustees' fees and expenses	155
Registration fees	55,024
Audit fees	46,502
Legal	1,425
Miscellaneous	834
Total expenses before reductions	485,240
Expense reductions	(77,957)
Total expenses after reductions		407,283
Net Investment income (loss)		386,055
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,807,580
Fidelity Central Funds	38
Foreign currency transactions	190
Total net realized gain (loss)		2,807,808
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,405,988
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		2,406,005
Net gain (loss)		5,213,813
Net increase (decrease) in net assets resulting from operations		$5,599,868
Statement of Changes in Net Assets

	Year ended October 31, 2024	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$386,055	$397,037
Net realized gain (loss)	2,807,808	1,233,023
Change in net unrealized appreciation (depreciation)	2,406,005	(1,681,317)
Net increase (decrease) in net assets resulting from operations	5,599,868	(51,257)
Distributions to shareholders	(1,690,795)	(767,694)

Share transactions - net increase (decrease)	(3,182,801)	(6,072,225)
Total increase (decrease) in net assets	726,272	(6,891,176)

Net Assets
Beginning of period	31,725,560	38,616,736
End of period	$32,451,832	$31,725,560

Financial Highlights
Fidelity Advisor® Value Leaders Fund Class A

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.54	$20.97	$22.22	$15.67	$18.62
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.17	.17	.15
Net realized and unrealized gain (loss)	3.33	(.26)	.18	6.49	(2.81)
Total from investment operations	3.59	(.03)	.35	6.66	(2.66)
Distributions from net investment income	(.29)	(.13)	(.15)	(.11)	(.20)
Distributions from net realized gain	(.84)	(.27)	(1.45)	-	(.09)
Total distributions	(1.13)	(.40)	(1.60)	(.11)	(.29)
Net asset value, end of period	$23.00	$20.54	$20.97	$22.22	$15.67
Total Return C,D	18.13%	(.21)%	1.92%	42.68%	(14.57)%
Ratios to Average Net Assets A,E,F
Expenses before reductions	1.38%	1.41%	1.29%	1.27%	1.35%
Expenses net of fee waivers, if any	1.15%	1.14%	1.15%	1.15%	1.25%
Expenses net of all reductions	1.14%	1.14%	1.15%	1.15%	1.24%
Net investment income (loss)	1.19%	1.11%	.83%	.83%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$20,390	$18,484	$20,328	$16,513	$10,954
Portfolio turnover rate G	32%	40%	39%	51%	144%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Leaders Fund Class M

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.62	$21.05	$22.30	$15.72	$18.68
Income from Investment Operations
Net investment income (loss) A,B	.21	.18	.12	.12	.11
Net realized and unrealized gain (loss)	3.34	(.26)	.17	6.52	(2.83)
Total from investment operations	3.55	(.08)	.29	6.64	(2.72)
Distributions from net investment income	(.23)	(.08)	(.09)	(.06)	(.15)
Distributions from net realized gain	(.84)	(.27)	(1.45)	-	(.09)
Total distributions	(1.07)	(.35)	(1.54)	(.06)	(.24)
Net asset value, end of period	$23.10	$20.62	$21.05	$22.30	$15.72
Total Return C,D	17.83%	(.43)%	1.63%	42.32%	(14.79)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.62%	1.65%	1.55%	1.54%	1.64%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.41%	1.50%
Expenses net of all reductions	1.39%	1.39%	1.40%	1.41%	1.49%
Net investment income (loss)	.94%	.86%	.57%	.57%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$5,610	$5,376	$5,569	$5,275	$3,821
Portfolio turnover rate G	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Leaders Fund Class C

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.81	$20.29	$21.49	$15.18	$17.99
Income from Investment Operations
Net investment income (loss) A,B	.09	.07	.02	.01	.03
Net realized and unrealized gain (loss)	3.22	(.26)	.18	6.30	(2.75)
Total from investment operations	3.31	(.19)	.20	6.31	(2.72)
Distributions from net investment income	(.12)	(.02)	-	-	-
Distributions from net realized gain	(.84)	(.27)	(1.40)	-	(.09)
Total distributions	(.95) C	(.29)	(1.40)	-	(.09)
Net asset value, end of period	$22.17	$19.81	$20.29	$21.49	$15.18
Total Return D,E	17.27%	(.99)%	1.19%	41.57%	(15.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.14%	2.21%	2.10%	2.09%	2.18%
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.93%	2.00%
Expenses net of all reductions	1.89%	1.90%	1.89%	1.93%	1.99%
Net investment income (loss)	.44%	.36%	.08%	.05%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,300	$2,469	$2,847	$1,875	$1,763
Portfolio turnover rate H	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Leaders Fund Class I

Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.70	$21.12	$22.39	$15.80	$18.78
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.22	.23	.20
Net realized and unrealized gain (loss)	3.34	(.27)	.18	6.54	(2.82)
Total from investment operations	3.66	.02	.40	6.77	(2.62)
Distributions from net investment income	(.35)	(.17)	(.22)	(.18)	(.27)
Distributions from net realized gain	(.84)	(.27)	(1.45)	-	(.09)
Total distributions	(1.18) C	(.44)	(1.67)	(.18)	(.36)
Net asset value, end of period	$23.18	$20.70	$21.12	$22.39	$15.80
Total Return D	18.40%	.05%	2.16%	43.08%	(14.31)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.07%	1.08%	.94%	.94%	.99%
Expenses net of fee waivers, if any	.90%	.90%	.89%	.87%	.99%
Expenses net of all reductions	.89%	.90%	.89%	.87%	.98%
Net investment income (loss)	1.44%	1.36%	1.08%	1.11%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$4,152	$5,397	$9,872	$3,041	$1,898
Portfolio turnover rate G	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended October 31, 2024

1. Organization.
Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,722,939
Gross unrealized depreciation	(938,012)
Net unrealized appreciation (depreciation)	$6,784,927
Tax Cost	$25,531,276

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$295,566
Undistributed long-term capital gain	$2,758,638
Net unrealized appreciation (depreciation) on securities and other investments	$6,785,047

The tax character of distributions paid was as follows:

	October 31, 2024	October 31, 2023
Ordinary Income	$851,828	$ 242,274
Long-term Capital Gains	838,967	525,420
Total	$1,690,795	$ 767,694

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Leaders Fund	10,688,462	14,614,991
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Class I	.66

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Class I	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Value Leaders Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .09%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	50,968	938
Class M	.25%	.25%	28,298	41
Class C	.75%	.25%	24,253	2,659
			103,519	3,638

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,690
Class M	320
Class CA	201
5,211

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.1933
Class C	.2000
Class I	.1412

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	13,147.20
Class M	3,627.19
Class C	1,794.21
Class I	2,610.14
	21,178

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Value Leaders Fund	0.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Leaders Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Leaders Fund	111

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Value Leaders Fund	996,927	1,102,180	63,725

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Value Leaders Fund	54

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	46,060
Class M	1.40%	12,406
Class C	1.90%	5,836
Class I	.90%	9,576
		73,878
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,587.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,492.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Value Leaders Fund
Distributions to shareholders
Class A	$996,266	$392,714
Class M	278,249	101,153
Class C	116,715	43,995
Class I	299,565	229,832
Total	$1,690,795	$767,694

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2024	Year ended October 31, 2023	Year ended October 31, 2024	Year ended October 31, 2023
Fidelity Advisor Value Leaders Fund
Class A
Shares sold	104,532	191,201	$2,300,788	$4,013,617
Reinvestment of distributions	47,737	18,365	979,093	386,214
Shares redeemed	(165,731)	(279,017)	(3,672,368)	(5,815,069)
Net increase (decrease)	(13,462)	(69,451)	$(392,487)	$(1,415,238)
Class M
Shares sold	24,106	62,208	$545,486	$1,314,625
Reinvestment of distributions	13,265	4,759	273,788	100,652
Shares redeemed	(55,253)	(70,749)	(1,235,122)	(1,475,048)
Net increase (decrease)	(17,882)	(3,782)	$(415,848)	$(59,771)
Class C
Shares sold	14,503	42,856	$307,709	$873,648
Reinvestment of distributions	5,865	2,154	116,715	43,995
Shares redeemed	(41,219)	(60,744)	(872,635)	(1,220,460)
Net increase (decrease)	(20,851)	(15,734)	$(448,211)	$(302,817)
Class I
Shares sold	27,338	133,971	$626,350	$2,861,829
Reinvestment of distributions	14,510	10,836	299,341	229,069
Shares redeemed	(123,521)	(351,523)	(2,851,946)	(7,385,297)
Net increase (decrease)	(81,673)	(206,716)	$(1,926,255)	$(4,294,399)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VIII and Shareholders of Fidelity Advisor Value Leaders Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Value Leaders Fund (one of the funds constituting Fidelity Advisor Series VIII, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2024, $2,759,849, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 99.84% of the short-term capital gain dividend distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $26,250 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 74%; Class M designates 82%; Class C designates 100%; and Class I designates 67%; of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 95.89%; Class M designates 100%; Class C designates 100%; and Class I designates 87.38%; of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	9,667,916,942.83	98.16
Withheld	181,261,836.48	1.84
TOTAL	9,849,178,779.31	100.00
Robert A. Lawrence
Affirmative	9,643,385,159.26	97.91
Withheld	205,793,620.05	2.09
TOTAL	9,849,178,779.31	100.00
Vijay C. Advani
Affirmative	9,650,856,015.95	97.99
Withheld	198,322,763.36	2.01
TOTAL	9,849,178,779.31	100.00
Thomas P. Bostick
Affirmative	9,653,685,826.52	98.02
Withheld	195,492,952.79	1.98
TOTAL	9,849,178,779.31	100.00
Donald F. Donahue
Affirmative	9,653,599,026.45	98.01
Withheld	195,579,752.86	1.99
TOTAL	9,849,178,779.31	100.00
Vicki L. Fuller
Affirmative	9,666,491,582.97	98.15
Withheld	182,687,196.34	1.85
TOTAL	9,849,178,779.31	100.00
Patricia L. Kampling
Affirmative	9,664,290,979.63	98.12
Withheld	184,887,799.68	1.88
TOTAL	9,849,178,779.31	100.00
Thomas A. Kennedy
Affirmative	9,646,944,497.07	97.95
Withheld	202,234,282.24	2.05
TOTAL	9,849,178,779.31	100.00
Oscar Munoz
Affirmative	9,652,669,495.50	98.00
Withheld	196,509,283.81	2.00
TOTAL	9,849,178,779.31	100.00
Karen B. Peetz
Affirmative	9,656,405,594.63	98.04
Withheld	192,773,184.68	1.96
TOTAL	9,849,178,779.31	100.00
David M. Thomas
Affirmative	9,644,713,946.63	97.92
Withheld	204,464,832.68	2.08
TOTAL	9,849,178,779.31	100.00
Susan Tomasky
Affirmative	9,654,121,207.44	98.02
Withheld	195,057,571.87	1.98
TOTAL	9,849,178,779.31	100.00
Michael E. Wiley
Affirmative	9,642,438,416.20	97.90
Withheld	206,740,363.11	2.10
TOTAL	9,849,178,779.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Value Leaders Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the similar sales load structure growth competitive median for 2023.

The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, and 0.90% through February 28, 2025.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.793577.121
AVLF-ANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024